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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02731

Tax-Free Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	3/31

Date of reporting period:	9/30/07

Item 1. Reports to Stockholders.

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Cash Management Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI
ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

2

Fund Data

Cash Management Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
3.53%	3.52%	21–36 days	29 days	$338.29 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and distributor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 3.46%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

35

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

36

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

37

Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

38

Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Cash Management Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.01	0.01
Net gains (losses) on securities (realized)	(0.00)		(0.00)	0.00	(0.00)	0.00	(0.00)
Total from investment operations	0.02		0.03	0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.74%		3.33%	2.45%	1.16%	0.76%	1.14%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$338,296		$721,351	$683,659	$725,124	$768,141	$617,683
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.30	%(b)	0.30%	0.30%	0.30%	0.30%	0.30%
Without fee waivers and/or expense reimbursements	0.35	%(b)	0.35%	0.37%	0.37%	0.37%	0.37%
Ratio of net investment income to average net assets	3.45	%(b)	3.28%	2.41%	1.16%	0.75%	1.12%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $607,163,305.

39

Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

40

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Cash Management	$1,000.00	$1,017.40	$1.51	$1,023.50	$1.52	0.30%

(1)    The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)    Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

41

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation

42

of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

43

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	TFIT-SAR-3	Fund Management Company

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Corporate Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI
ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

2

Fund Data

Corporate Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
3.58%	3.57%	21–36 days	29 days	$178.79 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 3.53%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

35

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

36

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

37

Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

38

Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Corporate Class
	Six months ended September 30, 2007		Year ended March 31, 2007	September 8, 2005 (commencement date) to March 31, 2006
Net asset value, beginning of period	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.03	0.01
Net gains (losses) on securities (realized)	(0.00)		(0.00)	0.00
Total from investment operations	0.02		0.03	0.01
Less distributions from net investment income	(0.02)		(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return(a)	1.76%		3.38%	1.52%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$178,798		$160,208	$8,017
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.25	%(b)	0.25%	0.25	%(c)
Without fee waivers and/or expense reimbursements	0.28	%(b)	0.28%	0.30	%(c)
Ratio of net investment income to average net assets	3.50	%(b)	3.33%	2.46	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $176,552,070.

(c)  Annualized

39

Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

40

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Corporate	$1,000.00	$1,017.60	$1.26	$1,023.75	$1.26	0.25%

(1)     The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)     Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

41

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation

42

of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

43

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	TFIT-SAR-2	Fund Management Company

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Institutional Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

2

Fund Data

Institutional Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
3.61%	3.60%	21–36 days	29 days	$2.43 billion

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 3.56%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

35

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

36

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

37

Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

38

Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.03	0.03	0.01	0.01	0.01
Net gains (losses) on securities (realized)	(0.00)		0.00	(0.00)	0.00	(0.00)	0.00
Total from investment operations	0.02		0.03	0.03	0.01	0.01	0.01
Less distributions from net investment income	(0.02)		(0.03)	(0.03)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.78%		3.41%	2.53%	1.24%	0.84%	1.22%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,435,496		$2,870,218	$1,892,111	$2,117,055	$1,953,769	$1,321,224
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.22	%(b)	0.22%	0.22%	0.22%	0.22%	0.22%
Without fee waivers and/or expense reimbursements	0.25	%(b)	0.25%	0.27%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets	3.53	%(b)	3.36%	2.49%	1.24%	0.83%	1.20%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $2,881,569,615.

39

Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

40

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Institutional	$1,000.00	$1,017.80	$1.11	$1,023.90	$1.11	0.22%

(1)     The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)     Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

41

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation

42

of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

43

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	TFIT-SAR-1	Fund Management Company

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Personal Investment Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

2

Fund Data

Personal Investment Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
3.06%	3.05%	21–36 days	29 days	$48.47 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and distributor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 2.81%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

35

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

36

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

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Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Personal Investment Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.03	0.02	0.01	0.003	0.01
Net gains (losses) on securities (realized)	(0.00)		0.00	0.00	(0.00)	0.00	(0.00)
Total from investment operations	0.01		0.03	0.02	0.01	0.003	0.01
Less distributions from net investment income	(0.01)		(0.03)	(0.02)	(0.01)	(0.003)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.50%		2.84%	1.97%	0.68%	0.28%	0.69%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$48,473		$33,670	$20,902	$10,877	$10,394	$16,991
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.77	%(b)	0.77%	0.77%	0.77%	0.77%	0.76%
Without fee waivers and/or expense reimbursements	1.00	%(b)	1.00%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets	2.98	%(b)	2.81%	1.94%	0.69%	0.28%	0.66%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $36,645,354.

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Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

40

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expensesa	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Personal Investment	$1,000.00	$1,015.00	$3.88	$1,021.15	$3.89	0.77%

(1)        The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)        Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

41

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation

42

of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

43

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	TFIT-SAR-6	Fund Management Company

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Private Investment Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI
ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

2

Fund Data

Private Investment Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
3.36%	3.35%	21–36 days	29 days	$188.26 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and distributor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 3.06%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

35

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

36

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

37

Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

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Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Private Investment Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.01	0.01
Net gains (losses) on securities (realized)	(0.00)		(0.00)	0.00	0.00	0.00	0.00
Total from investment operations	0.02		0.03	0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.65%		3.15%	2.27%	0.99%	0.59%	0.97%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$188,264		$185,163	$220,988	$196,617	$150,399	$227,832
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.47	%(b)	0.47%	0.47%	0.47%	0.47%	0.47%
Without fee waivers and/or expense reimbursements	0.75	%(b)	0.75%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	3.28	%(b)	3.11%	2.24%	0.99%	0.58%	0.95%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $181,817,769.

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Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

40

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Share	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(4/1/07)	(9/30/07)(1)	Period(2)	(9/30/07)	Period(2)	Ratio
Private Investment	$1,000.00	$1,016.50	$2.37	$1,022.65	$2.38	0.47%

(1)     The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)     Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

41

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation

42

of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

43

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

[AIM Investments Logo]
– registered trademark –

AIMinvestments.com	TFIT-SAR-5	Fund Management Company

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Reserve Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI
ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET

PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

2

Fund Data

Reserve Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
2.74%	2.73%	21–36 days	29 days	$11.95 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and distributor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 2.81%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

4

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

5

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

6

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

7

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

8

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

9

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

10

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

11

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

12

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

13

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

14

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

15

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

16

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

17

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

18

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

19

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

20

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

21

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

22

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

23

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

24

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

25

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

26

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

27

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

28

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

29

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

30

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

35

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

36

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

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Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

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Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Reserve Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.03	0.02	0.004	0.001	0.004
Net gains (losses) on securities (realized)	(0.00)		(0.00)	0.00	(0.00)	0.00	0.00
Total from investment operations	0.01		0.03	0.02	0.004	0.001	0.004
Less distributions from net investment income	(0.01)		(0.03)	(0.02)	(0.004)	(0.001)	(0.004)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.34%		2.52%	1.64%	0.38%	0.08%	0.39%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$11,951		$12,733	$19,052	$9,308	$14,030	$12,653
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.09	%(b)	1.09%	1.09%	1.07%	0.98%	1.05%
Without fee waivers and/or expense reimbursements	1.25	%(b)	1.25%	1.27%	1.27%	1.27%	1.27%
Ratio of net investment income to average net assets	2.66	%(b)	2.49%	1.62%	0.39%	0.07%	0.37%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $12,111,671.

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Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

40

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)(1)	Expenses Paid During Period(2)	Ending Account Value (9/30/07)	Expenses Paid During Period(2)	Annualized Expense Ratio
Share Class

Reserve	$1,000.00	$1,013.40	$5.49	$1,019.55	$5.50	1.09%

(1)        The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)        Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

41

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation

42

of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

43

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

[AIM Investments Logo]
– registered trademark –
AIMinvestments.com	TFIT-SAR-7	Fund Management Company

Tax-Free Cash Reserve Portfolio

Tax-Free Investments Trust (TFIT)

Resource Class

September 30, 2007

Semiannual Report

Unless otherwise stated, information presented in this report is as of September 30, 2007, and is based on total net assets.

Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

SEMI
ANNUAL	[COVER FOREST IMAGE]

Inside This Report

Letter from Independent
Chairman of Board of Trustees	2

Fund Data	3

Fund Composition by Maturity	3

Schedule of Investments	4

Financial Statements	32

Notes to Financial Statements	35

Financial Highlights	39

Calculating Your Ongoing Fund Expenses	41

Approval of Advisory Agreement	42

[AIM Investments Logo]
– registered trademark –

[CROCKET
PHOTO]

Bruce L. Crockett

Dear Fellow Shareholders:

In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO PLC, the parent company of AIM Investments—registered trademark— (AIM), and Phil Taylor, who was named CEO of AIM in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

In September 2006, Karen Dunn Kelley was named as President of your funds. Further, the investment management talent at AIM was enhanced in 2007 by the promotion of Karen to Head of INVESCO’s Worldwide Fixed Income. She continues in her role as Director of AIM Global and AIM Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under her direction, AIM’s cash management organization grew to one of the world’s largest and most respected money managers in the industry, while providing top-tier performance.

The AIM and INVESCO fixed income operations, combined under Karen’s leadership, represent more than $160 billion in assets, 120 investment professionals and products that span the entire yield curve (as of September 30, 2007). Worldwide Fixed Income, through its six regional investment centers, brings clients the benefit of global reach in an increasingly sophisticated marketplace. The scope of the business benefits from strong historical knowledge and well developed technology that enables the integrated group to maintain and enhance its focus on a consistent, disciplined and repeatable investment process aligned with client needs.

In other news, at our June meeting, your Board renewed the investment advisory contracts between the AIM Funds and A I M Advisors, Inc. for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the “Products and Performance” tab, then select the “Investment Advisory Agreement Renewals” link.

Your Board looks forward to keeping you informed about the governance of your funds.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board of Trustees

November 19, 2007

INVESCO Worldwide manages a broad array of investment strategies around the world. INVESCO Worldwide comprises all the INVESCO firms outside the United States combined with two major INVESCO firms within the United States, INVESCO Institutional (N.A.), Inc. and INVESCO Global Asset Management (N.A.), Inc.

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors for the products and services represented by AIM Investments; they each provide investment advisory services to individual and institutional clients and do not sell securities. Fund Management Company is the distributor for the domestic (U.S.) institutional money market funds. AIM Global is a division of INVESCO Asset Management Limited. AIM Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of INVESCO PLC. All of these entities are indirect wholly owned subsidiaries of INVESCO PLC.

Fund Data

Resource Class data as of 9/30/07

WEIGHTED AVERAGE MATURITY
YIELDS		Range During	At Reporting
7-Day	Monthly	Reporting	Period
SEC Yield	Yield	Period	End	TOTAL NET ASSETS
3.45%	3.44%	21–36 days	29 days	$199.12 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived certain fees and/or reimbursed certain expenses, performance would have been lower. Based on the waiver rate in the current Fund prospectus had the advisor and distributor not waived fees and/or reimbursed expenses, the 7-day unsubsidized SEC yield would have been 3.36%. The 7-day unsubsidized SEC yield is determined by subtracting the fee waivers and/or expense reimbursements from the 7-day SEC yield.

Fund Composition by Maturity

In days, as of 9/30/07

1–7	83.1%

8–30	3.3

31–90	4.1

91–180	3.8

181+	5.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Tax-Free Cash Reserve Portfolio

Schedule of Investments

September 30, 2007

(Unaudited)

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–97.90%(a)
Alabama–0.24%
Greater Montgomery Educational Building Authority (The Saint James School Project); Series 2003-A, Educational Facilities VRD RB (LOC-Regions Bank) 3.89%, 06/01/23(b)(c)	—	VMIG1	$460	$460,000
Mobile (City of) Downtown Redevelopment Authority (Lafayette Plaza Hotel); Series 2007-A, Non-AMT VRD RB (LOC-Regions Bank) 3.88%, 05/01/32(b)(c)	A-1	P-1	6,500	6,500,000
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 4.00%, 07/01/15(b)(c)	—	VMIG1	1,285	1,285,000
				8,245,000
Alaska–1.64%
Alaska (State of) Housing Finance Corp.; Series 2000 B, Non-AMT Housing Development VRD RB 3.87%, 12/01/30(c)	A-1+	VMIG1	28,300	28,300,000
Alaska (State of) Industrial Development Authority (Providence Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank N.V.) 3.95%, 06/01/10(b)(c)(d)	—	VMIG1	2,540	2,540,000
Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD RB (Acquired 03/28/06; Cost $25,000,000) 3.92%, 06/01/49(c)(e)(f)	—	VMIG1	25,000	25,000,000
				55,840,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–1.53%
ABN AMRO Munitops Ctfs. Trust (Greater Arizona (State of) Development Authority Revenue Bonds); Series 2006-5, Single Non-AMT VRD Ctfs. (Acquired 01/22/07; Cost $8,695,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	$8,695	$8,695,000
Casa Grande (City of) Industrial Development Authority (Center Park Apartments Project); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	2,010	2,010,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 06/15/31(c)	—	VMIG1	1,885	1,885,000
Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Wastewater System Sr. Lien Refunding VRD RB (INS-MBIA Insurance Corp.) 3.88%, 07/01/23(c)(h)	A-1+	VMIG1	6,200	6,200,000
Phoenix (City of) Industrial Development Authority (Lynwood Apartments Project); Series 1994, Refunding Multi-Family Housing VRD IDR (CEP-Federal Home Loan Bank of San Francisco) 3.92%, 10/01/25(c)	A-1+	—	5,715	5,715,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Arizona–(continued)
RBC Municipal Products, Inc. Trust Floater Ctfs. (Pima (County of) Industrial Development Authority (Christian Care Tucson, Inc. Project)); Series A I-8, Senior Living Refunding VRD RB (Acquired 01/04/07; Cost $15,580,000) 3.91%, 12/15/14(c)(e)(f)	A-1+	—	$15,580	$15,580,000
Tempe (City of) Industrial Development Authority (Friendship Village of Tempe Project); Series 2002 C, Senior Living VRD RB (LOC-Fortis Bank NV/SA) 3.89%, 12/01/27(b)(c)(d)(g)	—	—	12,000	12,000,000
				52,085,000
Colorado–3.15%
Centerra Metropolitan District No. 1; Series 2004, VRD RB (LOC-BNP Paribas) 3.87%, 12/01/29(b)(c)(d)	A-1+	—	12,000	12,000,000
Colorado (State of) Educational & Cultural Facilities Authority (Community Wireless of Park City, Inc.); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/23(b)(c)	A-1+	—	600	600,000
Colorado (State of) Educational & Cultural Facilities Authority (Southeastern Baptist Theological Seminary); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 03/01/25(b)(c)	—	VMIG1	8,615	8,615,000
Colorado (State of) Educational & Cultural Facilities Authority (The Presentation School, Inc. Project); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 12/01/36(b)(c)	A-1+	—	7,250	7,250,000
Colorado (State of) Educational & Cultural Facilities Authority (Trinity School of Durham and Chapel Hill Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/26(b)(c)	—	VMIG1	5,300	5,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational & Cultural Facilities Authority (Wesleyan Christian Academy Project); Series 2007, Educational Facilities VRD RB (LOC- Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	$8,310	$8,310,000
Colorado (State of) Health Facilities Authority (Arapahoe House Project); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) 3.91%, 04/01/24(b)(c)	A-1+	—	1,200	1,200,000
Colorado (State of) Health Facilities Authority (Total Longterm Care Project); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 11/01/13(b)(c)	A-1+	—	3,255	3,255,000
Colorado Springs (City of) Industrial Development Authority (Cook Communications Ministries Project); Series 2002, VRD IDR (LOC- Bank of America, N.A.) 3.89%, 03/01/17(b)(c)	A-1+	—	2,350	2,350,000
Colorado Springs School District No. 11 (El Paso County); Series 1996, Unlimited Improvement GO 7.13%, 12/01/07(i)(j)	NRR	NRR	7,350	9,217,950
Eagle Tax-Exempt Trust (Colorado (State of) Regional Transportation District (FasTracks Project)); Series 2006-0120 A, COP RB (Aquired 10/18/06; Cost $2,000,000) 3.93%, 11/01/36(c)(e)(f)	A-1+	—	2,000	2,000,000
Eaglebend (City of) Affordable Housing Corp.; Series 2006 A, Refunding Multi-Family Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 07/01/21(b)(c)	A-1+	—	4,880	4,880,000
Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc. Project); Series 2003, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 12/01/23(b)(c)	A-1+	—	1,235	1,235,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Colorado–(continued)
Reset Option Ctfs. Trust II-R (Colorado (State of) Regional Transportation District (Fas Tracks Project)); Series 10117, Sales Tax RB (Acquired 08/30/07; Cost $10,410,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	$10,410	$10,410,000
Series 10119, Sales Tax RB (Acquired 08/30/07; Cost $9,940,000) 3.92%, 11/01/36(c)(e)(f)	A-1+	—	9,940	9,940,000
Southglenn Metropolitan District; Series 2007, Special VRD RB (LOC-BNP Paribas) 3.89%, 12/01/30(b)(c)(d)	A-1+	—	20,600	20,600,000
				107,162,950
Connecticut–0.04%
Connecticut (State of) Development Authority (Central Vermont Public Service Corp.); Series 1985, Floating Rate PCR (LOC-RBS Citizens N.A.) 3.76%, 12/01/15(b)(c)	A-1+	—	1,400	1,400,000
District of Columbia–1.44%
ABN AMRO Munitops Ctfs. Trust (District of Columbia Water & Sewer Authority Revenue Bonds); Series 2005-24, Single Non-AMT VRD Ctfs. (Acquired 02/28/07; Cost $10,345,0000) 3.93%, 04/01/12(c)(e)(f)(g)	—	—	10,345	10,345,000
District of Columbia (American Library Association); Series 2005, VRD RB (LOC-Bank of America, N.A.) 3.89%, 02/01/35(b)(c)	—	VMIG1	3,030	3,030,000
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 03/01/28(b)(c)	A-1+	—	4,860	4,860,000
District of Columbia (Defenders of Wildlife Issue); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 07/01/29(b)(c)	—	VMIG1	4,900	4,900,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
District of Columbia–(continued)
District of Columbia (National Academy of Sciences Project); Series 1999 B, VRD RB (INS-Ambac Assurance Corp.) 3.70%, 10/12/07(h)	A-1+	VMIG1	$10,500	$10,500,000
District of Columbia; Series 2001 C, Multimodal VRD GO (INS-Financial Guaranty Insurance Co.) 3.88%, 06/01/26(c)(h)	A-1+	VMIG1	8,095	8,095,000
Wachovia MERLOTs (District of Columbia); Series 2004 B-13, GO (Acquired 10/25/06; Cost $7,300,000) 3.92%, 06/01/22(c)(e)(f)	A-1+	—	7,300	7,300,000
				49,030,000
Florida–7.23%
ABN AMRO Munitops Ctfs. Trust (Miami-Dade (County of) Transit System Sales Surtax Revenue Bonds); Series 2006-24, Non-AMT VRD Ctfs. (Acquired 05/05/06; Cost $14,270,000) 3.93%, 07/01/14(c)(e)(f)	—	VMIG1	14,270	14,270,000
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie (City of) Utility System Revenue Bonds); Series 2006-50, Non-AMT VRD Ctfs. (Acquired 07/17/06; Cost $12,200,000) 3.93%, 09/01/14(c)(e)(f)	—	VMIG1	12,200	12,200,000
ABN AMRO Munitops II Ctfs. Trust (Clay (County of) Utility Authority System); Series 2007-48, Refunding VRD RB (Acquired 08/06/07; Cost $10,945,000) 3.93%, 11/01/15(c)(e)(f)(g)	—	—	10,945	10,945,000
Broward (County of) Educational Facilities Authority (Nova Southeastern University Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.87%, 04/01/20(b)(c)	A-1+	—	4,805	4,805,000
Capital Projects Finance Authority (Capital Projects Loan Program); Series 1997 A, VRD RB (INS-Financial Security Assurance Inc.) 3.87%, 08/01/17(c)(h)	A-1+	—	1,680	1,680,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Collier (County of) Industrial Development Authority (Redlands Christian Migrant Association Inc.); Series 2001, VRD IDR (LOC- Bank of America, N.A.) 3.92%, 12/01/26(b)(c)(g)	—	—	$2,800	$2,800,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 10/01/16(b)(c)	A-1+	—	1,600	1,600,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) Expressway Authority Toll System); Series 2006-0121 A, COP RB (Acquired 10/11/06; Cost $37,000,000) 3.93%, 07/01/37(c)(e)(f)	A-1+	—	37,000	37,000,000
Eagle Tax-Exempt Trust (Miami-Dade (County of) School Board); Series 2006-0071A, VRD COP (Acquired 02/01/07; Cost $7,900,000) 4.16%, 11/01/31(c)(e)(f)	A-1+	—	7,900	7,900,000
Eagle Tax-Exempt Trust (South Florida Water Management District); Series 2006-0136 A, COP Acquired 11/15/06; Cost $19,730,000) 3.93%, 10/01/36(c)(e)(f)	A-1+	—	19,730	19,730,000
Florida (State of) Local Government Finance Commission (Pooled Financing Program); Series 1994 A Commercial Paper Notes (LOC-Wachovia Bank, N.A.) 3.75%, 10/09/07(b)	—	P-1	26,000	26,000,000
3.80%, 10/12/07(b)	—	P-1	8,559	8,559,000
Hillsborough (County of) (MOSI-Charter School Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 08/01/16(b)(c)(g)	—	—	820	820,000
Hillsborough (County of) (MOSI-IBHS Project); Series 2001, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 05/01/22(b)(c)(g)	—	—	2,050	2,050,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA Project); Series 2000, VRD IDR (LOC-Bank of America, N.A.) 3.89%, 03/01/25(b)(c)(g)	—	—	$6,050	$6,050,000
Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.90%, 06/01/22(b)(c)	—	VMIG1	10,765	10,765,000
JPMorgan PUTTERs (Tampa Bay Water); Series 2006-1476, VRD RB (Acquired 02/07/07; Cost $5,445,000) 3.92%, 10/01/14(c)(e)(f)	—	VMIG1	5,440	5,440,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Florida (State of) Department of Environmental Protection); Series 2001-722, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $9,605,000) 3.91%, 07/01/22(c)(e)(f)	A-1	—	9,605	9,605,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Miami-Dade (County of) Capital Asset Acquisition); Series 2006-1797, Special Obligation VRD RB (Acquired 05/24/07; Cost $5,325,000) 3.91%, 04/01/18(c)(e)(f)	A-1	—	5,325	5,325,000
North Miami (City of) Educational Facilities (Miami Country Day School Project); Series 1999, VRD RB (LOC- Bank of America, N.A.) 3.89%, 08/01/19(b)(c)(g)	—	—	1,700	1,700,000
Orange (County of) Industrial Development Authority (Christian Prison Ministry, Inc. Project); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)(g)	—	—	5,765	5,765,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Norton Gallery and School of Art, Inc. Project); Series 2000, VRD RB (LOC-Bank of America, N.A.) 3.86%, 05/01/30(b)(c)	A-1+	—	$1,000	$1,000,000
Palm Beach (County of) (The Palm Beach Jewish Community Campus Corp. Project); Series 2000, VRD RB (LOC- Northern Trust Co.) 3.86%, 03/01/30(b)(c)	A-1+	—	1,500	1,500,000
Palm Beach (County of) Educational Facilities Authority (Palm Beach Atlantic College Inc.); Series 2001, Educational Facilities VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/31(b)(c)(g)	—	—	8,300	8,300,000
Palm Beach (County of) Housing Finance Authority (Emerald Bay Club Apartments); Series 2004, Refunding Multi-Family Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.87%, 06/01/30(b)(c)	A-1+	P-1	8,000	8,000,000
Seminole (County of) Industrial Development Authority (Hospice of the Comforter Project); Series 2006, Healthcare Facilities VRD RB (LOC-Fifth Third Bank) 3.88%, 12/01/25(b)(c)	A-1+	—	4,730	4,730,000
Tampa (City of) (DACCO Project); Series 2007, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 08/01/35(b)(c)	—	VMIG1	10,000	10,000,000
Tampa (City of) (Lowry Park Zoological Society of Tampa, Inc. Project); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/25(b)(c)(g)	—	—	1,100	1,100,000
University of South Florida Research Foundation, Inc. (University Technology Center Research and Development Park Project); Series 1999, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/19(b)(c)(g)	—	—	9,300	9,300,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Florida–(continued)
Wachovia MERLOTs (Miami-Dade (County of)); Series 2007 C61, Guaranteed Entitlement VRD RB (Acquired 07/16/07; Cost $7,005,000) 3.92%, 08/01/18(c)(e)(f)	A-1+	—	$7,005	$7,005,000
				245,944,000
Georgia–5.55%
ABN AMRO Munitops Ctfs. Trust (Fulton (County of) Water & Sewer Revenue Bonds); Series 2004-15, Non-AMT VRD Ctfs. (Acquired 10/12/04; Cost $9,995,000) 3.93%, 01/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Clayton (County of) Development Authority (DACC Public Purpose Corp. II Project): Series 2007, VRD RB (LOC-Dexia Bank S.A.) 3.88%, 07/01/32(b)(c)(d)	—	VMIG1	4,785	4,785,000
Cobb (County of); Series 2007, Unlimited TAN GO 4.00%, 12/31/07	SP-1+	MIG1	1,500	1,500,859
Eagle Tax-Exempt Trust (Georgia (State of)); Series 1994C A, COP GO (Acquired 11/09/06; Cost $11,880,000) 3.93%, 03/01/11(c)(e)(f)	A-1+	—	11,880	11,880,000
Forsyth (County of) Development Authority (Pinecrest Academy Inc. Project); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/25(b)(c)	—	VMIG1	8,500	8,500,000
Fulton (County of) Development Authority (Atlanta Park II, L.P. Project); Series 1997, Refunding VRD RB (LOC-Wachovia Bank, N.A.) (Acquired 04/12/06; Cost $1,150,000) 3.91%, 10/01/10(b)(c)(f)	—	Aa1	1,150	1,150,000
Fulton (County of) Development Authority (Bridgeway Foundation for Education, Inc. Project); Series 2000, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 06/01/15(b)(c)	A-1+	—	1,525	1,525,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Doris & Alex Weber Jewish Community High School, Inc. Project); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/30(b)(c)	—	VMIG1	$4,500	$4,500,000
Fulton (County of) Development Authority (King's Ridge Christian School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/26(b)(c)	—	VMIG1	7,000	7,000,000
Fulton (County of) Development Authority (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/35(b)(c)	—	VMIG1	4,100	4,100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Series 2003 B, VRD RB (LOC-Wachovia Bank, N.A., JPMorgan Chase Bank, N.A.) 3.89%, 02/01/15(b)(c)	A-1+	P-1	38,995	38,995,000
Georgia (State of) Road & Tollway Authority (Federal Highway Grant); Series 2006, RAN 5.00%, 06/01/08	AA-	Aa3	7,345	7,404,456
Georgia (State of) Road & Tollway Authority (Federal Highway Reimbursement); Series 2006 A, Commercial Paper RN 3.75%, 01/04/08	A-1+	P-1	7,500	7,500,000
JPMorgan PUTTERs (Atlanta (City of) Water & Wastewater); Series 2004-520, VRD RB (Acquired 04/20/05; Cost $37,495,000) 3.92%, 05/01/12(c)(e)(f)	A-1	—	37,495	37,495,000
Metropolitan Atlanta Rapid Transit Authority; Series 2004 B, Third Indenture Commercial Paper BAN (LOC-Dexia Bank S.A.) 3.76%, 12/12/07(b)	A-1+	P-1	15,200	15,200,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Georgia–(continued)
Reset Option Ctfs. Trust II-R (Georgia (State of)); Series 2000-10090 C, VRD GO (Acquired 08/30/07; Cost $18,080,000) 3.92%, 07/01/15(c)(e)(f)	A-1+	—	$18,080	$18,080,000
Savannah (City of) Economic Development Authority (The Savannah Country Day School, Inc. Project); Series 2007, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 05/01/32(b)(c)	—	VMIG1	5,200	5,200,000
Savannah (City of) Economic Development Authority (Westside Urban Health Center Inc.); Series 2002 A, VRD RB (LOC-SunTrust Bank) 3.92%, 03/01/18(b)(c)	—	VMIG1	2,285	2,285,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc. Project); Series 2002, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 11/01/27(b)(c)	—	VMIG1	1,760	1,760,000
				188,855,315
Hawaii–0.48%
ABN AMRO Munitops Ctfs. Trust (Hawaii (State of)); Series 2002-34, Non-AMT Unlimited Tax VRD GO (Acquired 12/29/06; Cost $10,420,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	10,420	10,420,000
Eagle Tax-Exempt Trust (Hawaii (State of)); Series 2000-1101, VRD COP (Acquired 01/11/01; Cost $6,000,000) 3.93%, 12/01/16(c)(e)(f)	A-1+	—	6,000	6,000,000
				16,420,000
Idaho–0.95%
Custer (County of) Pollution Control (Amoco Oil Co.-Standard Oil Industry Project); Series 1983, VRD PCR 3.65%, 10/01/09(c)(d)	A-1+	—	22,200	22,200,000
Idaho (State of); Series 2007, Unlimited TAN GO 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,055,350
				32,255,350

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–12.06%
ABN AMRO Munitops Ctfs. Trust (Chicago (City of) Board of Education); Series 2002-4, VRD GO Ctfs. (Acquired 11/10/05; Cost $24,225,000) 3.92%, 12/01/09(c)(e)(f)	—	VMIG1	$24,225	$24,225,000
ABN AMRO Munitops Ctfs. Trust (Chicago (City of)); Series 2005-31 Non-AMT Unlimited Tax VRD GO (Acquired 02/21/07 Cost $9,995,000) 3.93%, 07/01/12(c)(e)(f)	—	VMIG1	9,995	9,995,000
Series 2005-40 Non-AMT Unlimited Tax VRD GO (Acquired 11/30/05; Cost $15,165,000) 3.93%, 07/01/13(c)(e)(f)(g)	—	—	15,165	15,165,000
ABN AMRO Munitops Ctfs. Trust (Illinois (State of) Finance Authority (Northwestern University)); Series 2006-67, Non-AMT VRD RB (Acquired 10/18/06; Cost $9,995,000) 3.93%, 12/01/13(c)(e)(f)	—	VMIG1	9,995	9,995,000
Cook (County of) Community College District No. 524 - Moraine Valley Community College; Series 2007 A, Unlimited Tax GO 5.00%, 12/01/07	—	Aa1	1,250	1,252,847
Cook (County of); Series 1999 B, GO (INS-Financial Guaranty Insurance Co.) 4.25%, 11/15/07(h)	AAA	Aaa	4,000	4,002,434
Eagle Tax-Exempt Trust (Chicago (City of) Park District); Series 2002-1306 A, Unlimited Tax VRD COP (Acquired 05/02/02; Cost $5,500,000) 3.93%, 01/01/29(c)(e)(f)	A-1+	—	5,500	5,500,000
Eagle Tax-Exempt Trust (Chicago (City of)); Series 2001-1305, VRD COP (Acquired 04/02/01; Cost $4,950,000) 3.94%, 01/01/35(c)(e)(f)	A-1+	—	4,950	4,950,000
Eagle Tax-Exempt Trust (Illinois (State of)); Series 2000-1304, VRD COP (Acquired 06/27/00; Cost $5,495,000) 3.93%, 06/01/21(c)(e)(f)	A-1+	—	5,495	5,495,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Eagle Tax-Exempt Trust (Regional Transportation Authority); Series 2000-1303, VRD COP (Acquired 03/26/01; Cost $19,000,000) 3.93%, 07/01/23(c)(e)(f)	A-1+	—	$19,000	$19,000,000
Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater Project); Series 1999, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 09/24/03; Cost $4,100,000) 3.88%, 01/01/19(b)(c)(f)	A-1	—	4,100	4,100,000
Illinois (State of) Development Finance Authority (Embers Elementary School Project); Series 2002, Educational Facilities VRD RB (LOC-LaSalle Bank N.A.) (Acquired 11/04/03; Cost $2,175,000) 3.88%, 04/01/32(b)(c)(f)	A-1	—	2,175	2,175,000
Illinois (State of) Development Finance Authority (Fenwick High School Project); Series 1997, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 03/01/32(b)(c)	A-1+	—	3,000	3,000,000
Illinois (State of) Development Finance Authority (Institute of Gas Technology Project); Series 1999, VRD IDR (LOC-Harris N.A.) 3.85%, 09/01/24(b)(c)	A-1+	—	1,900	1,900,000
Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center Project); Series 1995, VRD RB (LOC-JPMorgan Chase Bank, N.A., LaSalle Bank N.A.) (Acquired 10/18/05; Cost $4,700,000) 3.96%, 08/01/30(b)(c)(f)	A-1	—	4,700	4,700,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp. Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 01/29/03; Cost $2,975,000) 3.88%, 07/01/41(b)(c)(f)	A-1	—	$2,975	$2,975,000
Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.89%, 09/01/32(b)(c)	—	VMIG1	3,600	3,600,000
Illinois (State of) Educational Facilities Authority (Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) 3.96%, 01/01/26(b)(c)	A-1+	—	8,000	8,000,000
Illinois (State of) Educational Facilities Authority (Aurora University); Series 2002, RB (LOC-Fifth Third Bank) 3.96%, 03/01/32(b)(c)	—	VMIG1	6,700	6,700,000
Illinois (State of) Educational Facilities Authority (Blackburn University); Series 1999, Cultural Pooled Financing VRD RB (LOC-Bank of America, N.A.) 3.85%, 07/01/29(b)(c)	A-1+	—	11,500	11,500,000
Illinois (State of) Educational Facilities Authority (Dominican University); Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) 3.96%, 10/01/30(b)(c)(d)(k)	—	VMIG1	9,000	9,000,000
Illinois (State of) Educational Facilities Authority (Museum of Science & Industry); Series 1992, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/26(b)(c)	—	VMIG1	6,950	6,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 A VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 06/01/29(b)(c)	A-1+	—	$5,500	$5,500,000
Series 1999 B VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/29(b)(c)	A-1+	—	9,800	9,800,000
Illinois (State of) Finance Authority (IIT Research Institute); Series 2004, VRD RB (LOC-Fifth Third Bank) 3.89%, 10/01/34(b)(c)	—	VMIG1	1,175	1,175,000
Illinois (State of) Finance Authority (Jewish Charities Revenue Anticipation Note Program); Series 2007 A, VRD RB (LOC-Harris N.A.) 3.90%, 06/30/08(b)(c)	A-1+	—	8,835	8,835,000
Illinois (State of) Finance Authority (Lawrence Hall Youth Services); Series 2006, VRD RB (LOC- Fifth Third Bank) 3.88%, 11/01/41(b)(c)	—	VMIG1	1,150	1,150,000
Illinois (State of) Finance Authority (Search Development Center Inc. Project); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 06/01/24(b)(c)	—	VMIG1	4,875	4,875,000
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility); Series 2007 B, VRD RB (LOC-Fortis Bank NV/SA) 3.90%, 11/01/42(b)(c)(d)	A-1+	—	19,500	19,500,000
Illinois (State of) Finance Authority (Sunshine Through Golf Foundation Project); Series 2004 A, VRD RB (LOC-LaSalle Bank N.A.) 3.88%, 11/01/24(b)(c)	A-1	—	2,100	2,100,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2006 C, VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 02/15/38(b)(c)(d)(g)	—	—	7,500	7,500,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Village of Oak Park Residence Corp. Project); Series 2006, VRD RB (LOC-LaSalle Bank N.A.) (Acquired 08/31/07; Cost $4,000,000) 3.88%, 09/01/46(b)(c)(f)	A-1	—	$4,000	$4,000,000
Illinois (State of) Finance Authority (WBEZ Alliance Inc. Project); Series 2005, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/40(b)(c)	A-1	—	21,500	21,500,000
Illinois (State of) Health Facilities Authority (Cradle Society Project); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/33(b)(c)	A-1+	—	2,500	2,500,000
Illinois (State of) Health Facilities Authority (Lifelink Corp. Obligated Group); Series 1998, RB 5.70%, 02/15/08(i)(j)	AAA	NRR	4,595	4,718,159
Illinois (State of) Health Facilities Authority (Memorial Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.91%, 01/01/16(b)(c)	—	VMIG1	4,215	4,215,000
Illinois (State of) Health Facilities Authority (Park Plaza Retirement Center); Series 1996, Multi-Family Housing VRD RB (LOC- LaSalle Bank N.A.) 3.96%, 09/15/20(b)(c)	A-1	—	7,000	7,000,000
JPMorgan PUTTERs (Chicago (City of) Park District); Series 2005-974, Limited Tax VRD GO (Acquired 07/06/05; Cost $2,555,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	2,550	2,550,000
JPMorgan PUTTERs (Chicago (City of) Water Revenue); Series 2006-1419, VRD RB (Acquired 07/26/06; Cost $5,345,000) 3.92%, 05/01/14(c)(e)(f)	A-1+	—	5,345	5,345,000
JPMorgan PUTTERs (Illinois (State of) Toll Highway Authority); Series 2006-1354, VRD RB (Acquired 06/07/06; Cost $13,355,000) 3.92%, 01/01/14(c)(e)(f)	A-1+	—	13,355	13,355,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Lombard (Village of) (Clover Creek Apartments Project); Series 2000, Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 12/15/30(c)	A-1+	—	$14,855	$14,855,000
McCook (Village of) (Illinois St. Andrew Society); Series 1996 A VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	5,000	5,000,000
Series 1996 B VRD RB (LOC-Northern Trust Co.) 3.89%, 12/01/21(b)(c)	A-1+	—	1,700	1,700,000
Monmouth (City of) Industrial Development Project (Monmouth College); Series 2005, VRD IDR (LOC-Allied Irish Banks PLC) 3.87%, 06/01/35(b)(c)(d)	—	VMIG1	6,065	6,065,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Chicago (City of) Board of Education); Series 2006-1714, Refunding Unlimited Tax VRD GO (Acquired 04/12/07; Cost $13,050,000) 3.91%, 12/01/18(c)(e)(f)(g)	—	—	13,050	13,050,000
Quincy (City of) (Blessing Hospital Project); Series 2004, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 11/15/33(b)(c)	A-1+	VMIG1	4,930	4,930,000
Reset Option Ctfs. Trust II-R (Chicago (City of)); Series 2007-10119, Sr. Lien Water VRD RB (Acquired 08/30/07; Cost $8,215,000) 3.92%, 11/01/26(c)(e)(f)	A-1+	—	8,215	8,215,000
Reset Option Ctfs. Trust II-R (University of Illinois); Series 2006-1076, VRD RB (Acquired 10/04/06; Cost $6,035,000) 3.92%, 04/01/29(c)(e)(f)	—	VMIG1	6,035	6,035,000
Wachovia MERLOTs (Central Lake (County of) Joint Action Water Agency); Series 2003 B18, VRD RB (Acquired 02/19/03; Cost $9,670,000) 3.92%, 05/01/20(c)(e)(f)	—	VMIG1	9,670	9,670,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Wachovia MERLOTs (Chicago (City of)); Series 2000 A12, Limited Tax VRD GO (Acquired 10/13/00; Cost $12,200,000) 3.92%, 01/01/23(c)(e)(f)	—	VMIG1	$12,200	$12,200,000
Wachovia MERLOTs (Regional Transportation Authority); Series 2002 A41, Unlimited Tax VRD GO (Acquired 07/25/02; Cost $17,505,000) 3.92%, 06/01/17(c)(e)(f)	—	VMIG1	17,505	17,505,000
Wachovia MERLOTs (University of Illinois); Series 2000 S, VRD GO (Acquired 03/20/00; Cost $17,900,000) 3.92%, 04/01/30(c)(e)(f)	—	VMIG1	17,900	17,900,000
Wachovia MERLOTs (University of Illinois); Series 2001 A105, Refunding VRD RB (Acquired 08/15/07; Cost $3,140,000) 3.92%, 04/01/19(c)(e)(f)	A-1+	—	3,140	3,140,000
				410,063,440
Indiana–2.54%
ABN AMRO Munitops Ctfs. Trust (Indianapolis (City of) Local Public Improvement Bond Bank); Series 2002-7, Non-AMT VRD RB (Acquired 11/17/05; Cost $5,000,000) 3.92%, 07/01/10(c)(e)(f)	—	VMIG1	5,000	5,000,000
ABN AMRO Munitops Ctfs. Trust (Wayne (Township of), Marion (County of) School Building Corp.); Series 2003-32, Multi- State Non-AMT VRD RB Ctfs. (Acquired 01/31/06; Cost $26,900,000) 3.92%, 01/15/12(c)(e)(f)(g)	—	—	26,900	26,900,000
Indiana (State of) Bond Bank; Series 2007 A, Advance Funding Program RN 4.25%, 01/31/08	SP-1+	—	12,250	12,271,553
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc. Project); Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 01/01/24(b)(c)	A-1+	—	4,700	4,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Health Facility Financing Authority (Clark Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 04/01/24(b)(c)	—	VMIG1	$3,000	$3,000,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals Project); Series 1997 A, VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.96%, 07/01/27(b)(c)	A-1+	—	7,000	7,000,000
St. Joseph (County of) Economic Development (Holy Cross Village at Notre Dame Project); Series 2006 D, VRD RB (LOC-Allied Irish Banks PLC) 3.90%, 05/15/39(b)(c)(d)(g)	—	—	8,000	8,000,000
Tippecanoe (County of) (Faith Properties Inc. Project) Series 2005, VRD RB (LOC-Regions Bank) 3.90%, 11/01/30(b)(c)(g)	—	—	6,475	6,475,000
University of Southern Indiana; Series 1999 G, Student Fee VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 10/01/19(b)(c)	A-1+	VMIG1	3,700	3,700,000
Wachovia MERLOTs (Porter (County of) Jail Building Corp.); Series 2001-A58, Refunding VRD RB (Acquired 01/11/07; Cost $9,385,000) 3.92%, 07/10/21(c)(e)(f)	—	VMIG1	9,380	9,380,000
				86,426,553
Iowa–1.23%
Iowa (State of) Finance Authority (Morningside College Project); Series 2002, Private College Facility VRD RB (LOC- U.S. Bank, N.A.) 3.90%, 10/01/32(b)(c)	A-1+	—	1,510	1,510,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.92%, 02/01/33(b)(c)	—	VMIG1	5,735	5,735,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Iowa–(continued)
Iowa (State of) Higher Education Loan Authority (Morningside College Private Education Working Capital Loan Program); Series 2007 F, RAN (LOC-U.S. Bank, N.A.) 4.50%, 05/20/08(b)	SP-1+	—	$1,000	$1,004,890
Iowa (State of) Higher Education Loan Authority (University of Dubuque Private Education Working Capital Loan Program); Series 2007 C, RAN 4.50%, 05/20/08	SP-1	—	3,500	3,515,590
Iowa (State of) Higher Education Loan Authority (University of Dubuque Project); Series 2004, Private College Facility VRD RB (LOC-Northern Trust Co.) 4.10%, 05/01/29(b)(c)	A-1+	—	5,540	5,540,000
Iowa (State of) Higher Education Loan Authority; Series 1985, Private College Facilities VRD ACES (INS-MBIA Insurance Corp.) 3.96%, 12/01/15(c)(h)	A-1+	VMIG1	7,300	7,300,000
Iowa (State of) School Cash Anticipation Program (Participating School Corporations of) Series 2007-2008 A, Wts. Ctfs. RN (INS-Financial Security Assurance Inc.) 4.50%, 06/27/08(h)	—	MIG1	17,000	17,093,054
				41,698,534
Kansas–0.34%
Eagle Tax-Exempt Trust (Wyandotte (County of) / Kansas City (City of) Unified Government Utility System); Series 2004-0038 A, VRD COP (Acquired 09/08/04; Cost $5,000,000) 3.93%, 09/01/21(c)(e)(f)	A-1+	—	5,000	5,000,000
Olathe (City of) Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,215	3,215,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Kansas–(continued)
Wichita (City of) Recreational Facilities (YMCA of Wichita Project); Series 1998 XI, VRD RB (LOC-Bank of America, N.A.) (Acquired 03/10/06; Cost $3,300,000) 3.92%, 08/01/09(b)(c)(f)	A-1+	—	$3,300	$3,300,000
				11,515,000
Kentucky–1.98%
Eagle Tax-Exempt Trust (Louisville (City of) & Jefferson (County of) Metropolitan Sewer District); Series 2006- 0053 A, VRD RB (Acquired 03/22/06; Cost $28,335,000) 3.93%, 05/15/33(c)(e)(f)	A-1+	—	28,335	28,335,000
Ewing (City of) Kentucky Area Development Districts Financing Trust; Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.96%, 06/01/33(b)(c)(k)	A-1+	—	1,403	1,403,000
Kentucky (State of) Asset/Liability Commission General Fund; Series 2007 A, TRAN 4.50%, 06/26/08	SP-1+	MIG1	20,000	20,111,946
Newport (City of) Kentucky League of Cities Funding Trust; Series 2002, Lease Program VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/32(b)(c)(k)	—	VMIG1	17,400	17,400,000
				67,249,946
Louisiana–0.75%
Denham Springs (City of) Economic Development District (Bass Pro Shops Project); Series 2007 A, Sales Tax Increment VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.88%, 01/01/37(b)(c)	—	VMIG1	5,060	5,060,000
Louisiana (State of) Series 1998-A, Refunding Unlimited GO (INS- Ambac Assurance Corp.) 5.50%, 04/15/08(h)	AAA	Aaa	5,000	5,046,504

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (GCGK Investments, L.L.C. Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 05/01/26(b)(c)	—	P-1	$6,560	$6,560,000
Monroe (City of); Series 2007 A, Sales Tax Refunding VRD RB (INS- Financial Security Assurance Inc.) 3.89%, 07/01/26(c)(h)	A-1+	—	7,000	7,000,000
Wachovia MERLOTs (Louisiana (State of)); Series 2006 C-04, GO (Acquired 10/05/06; Cost $1,815,000) 3.92%, 05/01/26(c)(e)(f)	A-1+	—	1,815	1,815,000
				25,481,504
Maine–0.46%
JPMorgan PUTTERS (Maine (State of) Health and Higher Educational Facilities Authority); Series 2007-1609, VRD RB (Acquired 07/19/07; Cost $9,415,000) 3.92%, 07/01/15(c)(e)(f)	—	VMIG1	9,415	9,415,000
Maine (State of) Housing Authority; Series 2003 E-1, Non-AMT VRD Mortgage Purchase Bonds (INS-Ambac Assurance Corp.) 3.81%, 11/15/32(c)(h)	A-1+	VMIG1	6,100	6,100,000
				15,515,000
Maryland–1.07%
Baltimore (County of) (Blue Circle Inc. Project); Series 1992, Economic Development VRD RB (LOC-BNP Paribas) 3.96%, 12/01/17(b)(c)(d)(k)	—	VMIG1	2,463	2,463,000
Frederick (County of) Retirement Community (Buckingham's Choice Inc. Project); Series 1997 C, VRD RB (LOC-Branch Banking & Trust Co.) 3.90%, 01/01/27(b)(c)	A-1+	VMIG1	6,000	6,000,000
Howard (County of) Economic Development (Norbel School Inc. Project); Series 2001, VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 02/01/28(b)(c)	—	VMIG1	4,785	4,785,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Maryland–(continued)
Maryland (State of) Economic Development Corp. (Prologue Inc. Project); Series 2005, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 06/01/31(b)(c)	—	VMIG1	$3,400	$3,400,000
Maryland (State of) Economic Development Corp. (YMCA of Central Maryland Inc. Project); Series 2003, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 04/01/28(b)(c)	—	VMIG1	3,050	3,050,000
Maryland (State of) Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community); Series 1999 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/29(b)(c)	A-1+	—	2,000	2,000,000
Maryland (State of) Industrial Development Financing Authority (Baltimore International College Facility); Series 2005, Economic Development VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 11/01/30(b)(c)	—	VMIG1	4,795	4,795,000
Montgomery (County of) (Sidwell Friends School Issuer); Series 2007, VRD RB (LOC-SunTrust Bank) 3.87%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000
				36,493,000
Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-Toronto Dominion Bank) 3.75%, 11/07/07(d)	—	P-1	9,600	9,600,000
3.75%, 11/07/07(d)	—	P-1	6,400	6,400,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Massachusetts– (continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN 3.74%, 10/11/07	A-1+	P-1	$9,000	$9,000,000
				25,000,000
Michigan–4.24%
ABN AMRO Munitops Ctfs. Trust (Bay City (City of) School District); Series 2006-51, Non-AMT Unlimited Tax GO (Acquired 07/20/06; Cost $11,910,000) 3.93%, 05/01/14(c)(e)(f)(g)	—	—	11,910	11,910,000
ABN AMRO Munitops Ctfs. Trust (Detroit (City of) School District); Series 2004-39, Unlimited Non-AMT VRD GO (Acquired 04/17/07; Cost $6,800,000) 3.93%, 05/01/11(c)(e)(f)(g)	—	—	6,800	6,800,000
ABN AMRO Munitops Ctfs. Trust (Michigan (State of) Building Authority); Series 2003-35, Non-AMT VRD RB (Acquired 09/29/05; Cost $13,595,000) 3.93%, 10/15/11(c)(e)(f)	—	VMIG1	13,595	13,595,000
Eagle Tax-Exempt Trust (Michigan (State of) Building Authority); Series 2006-0142 A, COP (Acquired 11/15/06; Cost $9,090,000) 3.93%, 10/15/36(c)(e)(f)	A-1+	—	9,090	9,090,000
Kalamazoo (City of) Economic Development Corporation (Friendship Village of Kalamazoo); Series 1997 B, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.93%, 05/15/27(b)(c)	A-1+	—	2,900	2,900,000
Michigan (State of) Higher Education Facilities Authority (Davenport University Project); Series 2004, Limited Obligation VRD RB (LOC-Fifth Third Bank) 3.88%, 06/01/34(b)(c)	A-1+	—	3,400	3,400,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Healthcare Equipment Loan Program); Series 2006 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	$4,000	$4,000,000
Series 2007 C VRD RB (LOC-Fifth Third Bank) 3.92%, 12/01/32(b)(c)	A-1+	—	2,500	2,500,000
Michigan (State of) Municipal Bond Authority; Series 2007 B-2, RB (LOC-Bank of Nova Scotia) 4.50%, 08/20/08(b)(d)	SP-1+	—	5,000	5,034,967
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/31(b)(c)	A-1+	—	600	600,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Building Authority); Series 2006-1892 IA, VRD RB (Acquired 07/20/07; Cost $24,740,000) 3.91%, 10/15/36(c)(e)(f)(g)	—	—	24,740	24,740,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Michigan (State of) Hospital Finance Authority); Series 2006- 1645, Refunding VRD RB (Acquired 05/14/07; Cost $7,050,000) 3.91%, 11/15/36(c)(e)(f)	A-1	—	7,050	7,050,000
Northern Michigan University; Series 2006, VRD General RB (INS- Ambac Assurance Corp.) 4.05%, 12/01/35(c)(h)	—	VMIG1	6,700	6,700,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 08/01/21(b)(c)(k)	—	VMIG1	5,442	5,442,000
Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D, VRD RB (Acquired 01/21/00; Cost $18,995,000) 3.92%, 07/01/29(c)(e)(f)	—	VMIG1	18,995	18,995,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Michigan–(continued)
Wachovia MERLOTs (Michigan (State of) Hospital Finance Authority); Series 1997 X, VRD RB (Acquired 12/12/03; Cost $15,000,000) 3.92%, 08/15/24(c)(e)(f)	—	VMIG1	$15,000	$15,000,000
Wachovia MERLOTs (Michigan (State of) Trunk Line Fund); Series 2006 B-02, VRD RB (Acquired 06/30/06; Cost $6,455,000) 3.92%, 11/01/21(c)(e)(f)	A-1+	—	6,455	6,455,000
				144,211,967
Minnesota–1.30%
JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority); Series 2002- 319, VRD Drinking Water COP (Acquired 07/31/03; Cost $13,835,000) 3.92%, 03/01/12(c)(e)(f)(i)(j)	AAA	NRR	13,835	13,835,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2004 Five-Z, VRD RB (LOC-LaSalle Bank N.A.) 3.87%, 10/01/29(b)(c)	—	VMIG1	8,800	8,800,000
Rochester (City of) Health Care Facilities (Mayo Foundation); Series 2000 B Commercial Paper RB 3.70%, 10/11/07	A-1+	—	11,500	11,500,000
3.72%, 10/11/07	A-1+	—	10,000	10,000,000
				44,135,000
Mississippi–1.55%
ABN AMRO Munitops Ctfs. Trust (Mississippi (State of) Development Bank); Series 2002-22, Multi- State Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost $9,995,000) 3.93%, 09/01/10(c)(e)(f)	—	VMIG1	9,995	9,995,000
Jackson (County of) Water System; Series 1994, Refunding Unlimited Tax VRD GO 3.70%, 11/01/24(c)	—	VMIG1	12,840	12,840,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC Project); Series 2007 A, VRD RB (LOC- Wachovia Bank, N.A.) 3.89%, 04/01/37(b)(c)	—	VMIG1	10,000	10,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Business Finance Corp. (St. Andrews Episcopal Day School Project); Series 2003, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 07/01/25(b)(c)(d)	—	VMIG1	$3,540	$3,540,000
Mississippi (State of) Hospital Equipment and Facilities Authority (Grenada Lake Medical Center Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	13,380	13,380,000
Reset Option Ctfs. Trust II-R (Mississippi (State of) Capital Improvements Issue); Series 2007-10152, VRD GO (Acquired 08/30/07; Cost $2,985,000) 3.92%, 11/01/22(c)(e)(f)	A-1+	—	2,985	2,985,000
				52,740,000
Missouri–2.20%
ABN AMRO Munitops Ctfs. Trust (Springfield (City of) School District R-12); Series 2006-31, Non-AMT Unlimited VRD GO (Acquired 04/26/07; Cost $12,995,000) 3.93%, 03/01/14(c)(e)(f)(g)	—	—	12,995	12,995,000
Hannibal (City of) Industrial Development Authority (Hannibal Regional Hospital); Series 2007, VRD RB (LOC-Bank of America, N.A.) 3.89%, 08/01/27(b)(c)	A-1+	—	8,000	8,000,000
Jackson (County of) Industrial Development Authority Recreational Facilities (YMCA of Greater Kansas City Project); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) 3.92%, 11/01/18(b)(c)	—	VMIG1	3,300	3,300,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing Program); Series 2005 A, Commercial Paper RN (LOC-U.S. Bank, N.A.) 3.77%, 10/25/07(b)	—	P-1	12,063	12,063,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Missouri Health System Project Pooled Hospital); Series 1999 B, Health Facilities VRD RB (LOC-KBC Bank N.V.) 3.87%, 08/01/29(b)(c)(d)	A-1+	—	$6,190	$6,190,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2005 C-3, VRD RB (INS-Financial Guaranty Insurance Co.) 3.79%, 06/01/33(c)(h)	A-1+	—	8,200	8,200,000
Platte (County of) Industrial Development Authority (Southern Platte County Athletic Assoc. Inc.); Series 2005 A, Recreational Facilities VRD IDR (LOC-Bank of America, N.A.) 3.89%, 10/01/25(b)(c)	—	VMIG1	2,140	2,140,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	5,600	5,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments Project); Series 2006, Multi Family Housing Refunding VRD RB (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	9,170	9,170,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Refunding Multi-Family Housing VRD IDR (CEP-Federal National Mortgage Association) 3.88%, 04/15/27(c)	A-1+	—	4,970	4,970,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Whitfield School Inc.); Series 2004 B, Educational Facilities Refunding VRD IDR (LOC-U.S. Bank, N.A.) 3.89%, 06/15/24(b)(c)	A-1+	—	$2,055	$2,055,000
				74,683,000
Montana–0.38%
Montana (State of) Facility Finance Authority (Mission Ridge Project); Series 2002, VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 08/01/27(b)(c)(g)(k)	—	—	12,775	12,775,000
Nebraska–4.56%
ABN AMRO Munitops Ctfs. Trust (Omaha (City of) Public Power District); Series 2006-65 A Non-AMT VRD RB (Acquired 04/12/07; Cost $10,000,000) 3.93%, 02/01/15(c)(e)(f)(g)	—	—	10,000	10,000,000
Series 2007-45 AA Non-AMT VRD RB (Acquired 04/19/07; Cost $22,500,000) 3.93%, 08/01/13(c)(e)(f)(g)	—	—	22,500	22,500,000
JPMorgan PUTTERs (Nebraska (State of) Public Power District); Series 2006-1609 A, VRD RB (Acquired 02/07/07; Cost $5,660,000) 3.78%, 01/01/13(c)(e)(f)	A-1+	—	5,660	5,660,000
Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	32,475	32,475,000
Series 1985 B Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	15,895	15,895,000
Series 1985 C Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	20,000	20,000,000
Series 1985 D Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	19,865	19,865,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Nebraska–(continued)
Series 1985 E Multi-Mode VRD RB (INS-MBIA Insurance Corp.) 3.90%, 12/01/15(c)(h)	A-1+	VMIG1	$28,635	$28,635,000
				155,030,000
Nevada–0.53%
ABN AMRO Munitops Ctfs. Trust (Henderson (City of)) Series 2004-43, Multi-State Non-AMT VRD GO Ctfs. (Acquired 03/28/06; Cost $6,500,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	6,500	6,500,000
ABN AMRO Munitops Ctfs. Trust (Washoe (County of)); Series 2001-24, Refunding VRD Limited Tax Single Asset Trust Ctfs. (Acquired 06/21/01; Cost $6,500,000) 3.93%, 07/01/09(c)(e)(f)	—	VMIG1	6,500	6,500,000
Washoe (County of) School District Series 2001, Refunding Limited Tax GO (INS-Financial Guaranty Insurance Co.) 4.75%, 06/01/08(h)	AAA	Aaa	5,000	5,031,692
				18,031,692
New Hampshire–0.93%
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (New Hampshire (State of) Higher Educational & Health Facilities Authority); Series 2001-772 Refunding VRD RB (Acquired 01/22/03; Cost $4,780,000) 3.91%, 01/01/17(c)(e)(f)	A-1	—	4,780	4,780,000
Series 2001-866 Refunding VRD RB (Acquired 10/23/03; Cost $6,885,000) 3.91%, 08/15/21(c)(e)(f)	A-1+	—	6,885	6,885,000
New Hampshire (State of) Health & Educational Facilities Authority (Child and Family Services of New Hampshire); Series 2007, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 01/01/38(b)(c)	—	VMIG1	5,540	5,540,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New Hampshire– (continued)
New Hampshire (State of) Health & Educational Facilities Authority (New London Hospital Issue); Series 2007, VRD RB (LOC-Fortis Bank NV/SA) 3.88%, 10/01/37(b)(c)(d)	—	VMIG1	$10,000	$10,000,000
New Hampshire (State of) Health & Educational Facilities Authority (Southern New Hampshire Medical Center); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.95%, 10/01/30(b)(c)	—	VMIG1	4,480	4,480,000
				31,685,000
New Jersey–0.39%
New Jersey (State of) Economic Development Authority; Series 2006 Subseries R-2, School Facilities Construction VRD RB (LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC) 3.96%, 09/01/31(b)(c)(d)	A-1+	VMIG1	8,175	8,175,000
Wachovia MERLOTs (New Jersey (State of) Transportation Trust Fund Authority); Series 2002 A-05, VRD RB (Acquired 08/15/07; Cost $5,215,000) 3.92%, 12/15/18(c)(e)(f)	—	VMIG1	5,215	5,215,000
				13,390,000
New Mexico–0.84%
Albuquerque (City of) Educational Facilities (Albuquerque Academy Project); Series 2002, RB 3.93%, 10/15/16(c)	—	VMIG1	4,000	4,000,000
New Mexico (State of) Highway Commission; Series 2001 A, Sr. Sub. Lien Tax Highway RB 5.00%, 06/15/08	AAA	Aa2	9,335	9,417,833
New Mexico (State of) Hospital Equipment Loan Council (Dialysis Clinic, Inc. Project); Series 2000, VRD RB (LOC-SunTrust Bank) 3.87%, 07/01/25(b)(c)	—	VMIG1	5,000	5,000,000
New Mexico (State of); Series 2007-2008, TRAN 4.50%, 06/30/08	SP-1+	MIG1	10,000	10,056,025
				28,473,858

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
New York–0.65%
Eagle Tax-Exempt Trust (New York (State of) Thruway Authority); Series 2006-0111 A, VRD RB (Acquired 05/03/06; Cost $12,000,000) 3.92%, 01/01/32(c)(e)(f)	A-1+	—	$12,000	$12,000,000
New York (State of) Metropolitan Transportation Authority; Series 1998 CP-1, Subseries B, Commercial Paper BAN (LOC-ABN AMRO Bank N.V) 3.71%, 12/06/07(b)(d)	A-1+	P-1	10,000	10,000,000
				22,000,000
North Carolina–3.58%
Eagle Tax-Exempt Trust (North Carolina (State of) Capital Facilities Finance Agency (Duke University Project)); Series 2006- 0139 A, VRD RB (Acquired 11/09/06; Cost $3,400,000) 3.93%, 10/01/41(c)(e)(f)	A-1+	—	3,400	3,400,000
North Carolina (State of) Capital Facilities Finance Agency (Barton College); Series 2004, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 07/01/19(b)(c)	—	VMIG1	4,870	4,870,000
North Carolina (State of) Capital Facilities Finance Agency (Forsyth Country Day School); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/31(b)(c)	—	VMIG1	2,500	2,500,000
North Carolina (State of) Capital Facilities Finance Agency (Guilford College); Series 2005 B, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/35(b)(c)	—	VMIG1	6,800	6,800,000
North Carolina (State of) Capital Facilities Finance Agency (High Point University Project); Series 2006, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 12/01/28(b)(c)	A-1+	—	4,150	4,150,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Capital Facilities Finance Agency (Salem Academy & College Project); Series 2005, Educational Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 08/01/30(b)(c)	—	VMIG1	$2,400	$2,400,000
North Carolina (State of) Capital Facilities Finance Agency (the UNCP University Foundation, LLC Project); Series 2001A, Student Housing VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 07/01/31(b)(c)	—	VMIG1	2,990	2,990,000
North Carolina (State of) Capital Facilities Finance Agency (Triangle Aquatic Center Project); Series 2006, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 08/01/28(b)(c)	—	VMIG1	1,225	1,225,000
North Carolina (State of) Capital Facilities Finance Agency (Union Academy); Series 2007, Educational Facilities VRD RB (LOC-Wachovia Bank, N.A.) 3.89%, 12/01/29(b)(c)	A-1+	—	6,175	6,175,000
North Carolina (State of) Medical Care Commission (Carolina Meadows Inc. Project); Series 2004, Health Care Facilities VRD RB (LOC-Allied Irish Banks PLC) 3.89%, 12/01/34(b)(c)(d)	—	VMIG1	4,900	4,900,000
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community); Series 2004 C, Health Care Facilities Refunding 1st Mortgage VRD RB (LOC-Wells Fargo Bank N.A.) 3.88%, 11/01/27(b)(c)	—	VMIG1	4,550	4,550,000
North Carolina (State of) Medical Care Commission (Person Memorial Hospital); Series 2005, Health Care Facilities VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 01/01/35(b)(c)	—	VMIG1	14,310	14,310,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina– (continued)
North Carolina (State of) Medical Care Commission (Southeastern Regional Medical Center); Series 2005, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 06/01/37(b)(c)	—	VMIG1	$3,700	$3,700,000
North Carolina (State of) Medical Care Commission (Westcare Health System); Series 2002 A, Hospital VRD RB (LOC-Branch Banking & Trust Co.) 3.88%, 09/01/22(b)(c)	—	VMIG1	9,400	9,400,000
Union (County of); Series 2004, Commercial Paper GO BAN 3.70%, 12/04/07	A-1+	P-1	7,500	7,500,000
3.72%, 12/04/07	A-1+	P-1	8,500	8,500,000
3.78%, 12/04/07	A-1+	P-1	15,500	15,500,000
University of North Carolina at Chapel Hill Board of Governors; Series 2006 B Commercial Papers Bonds 3.73%, 01/15/08	A-1+	P-1	15,500	15,500,000
3.75%, 01/15/08	A-1+	P-1	3,300	3,300,000
				121,670,000
Ohio–1.45%
ABN AMRO Munitops Ctfs. Trust (Olentangy Local School District); Series 2006-04, Multi-State Non-AMT VRD GO Ctfs. (Acquired 02/16/06; Cost $2,865,000) 3.93%, 06/01/14(c)(e)(f)	—	VMIG1	2,865	2,865,000
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 B, Commercial Paper RB (LOC-Bank of America, N.A.) 3.75%, 10/03/07(b)	A-1+	VMIG1	6,000	6,000,000
Cuyahoga (County of) Health Care Facilities (Eliza Jennings Home Project); Series 2001, VRD RB (LOC-LaSalle Bank N.A.) 3.90%, 02/01/31(b)(c)	A-1	—	4,400	4,400,000
Franklin (County of) Health Care Facilities (The Chelsea at First Community Village); Series 2005, Refunding & Improvement VRD RB (LOC-KBC Bank N.V.) 3.88%, 03/01/36(b)(c)(d)	A-1+	—	5,000	5,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Ohio–(continued)
Marion (County of) (Pooled Lease Program); Series 1990, Hospital Improvement VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 08/01/20(b)(c)	A-1+	—	$1,310	$1,310,000
Ohio (State of) Higher Educational Facility (Ohio Dominican University 2007 Project); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.87%, 12/01/37(b)(c)	—	VMIG1	15,000	15,000,000
Richland (County of) Health Care Facilities (Wesleyan Senior Living Obligated Group); Series 2004 A, Refunding Taxable Convertible RB (LOC- JPMorgan Chase Bank, N.A.) 3.88%, 11/01/27(b)(c)	A-1+	—	14,675	14,675,000
				49,250,000
Oklahoma–1.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments Projects); Series 2000, Refunding Multi-Family Housing VRD RB (CEP-Federal National Mortgage Association) 3.88%, 07/15/30(c)(k)	A-1+	—	17,647	17,647,000
Oklahoma (State of) Development Finance Authority (Capitol Dome Project); Series 2001, VRD RB (LOC-Bank of America, N.A.) 3.94%, 06/01/11(b)(c)	A-1+	—	1,865	1,865,000
Oklahoma (State of) Water Resources Board; Series 1995 State Loan Program VRD RB 3.65%, 09/01/24(c)	A-1+	—	5,215	5,215,000
Series 1997 State Loan Project VRD RB 3.65%, 09/01/26(c)	A-1+	—	2,655	2,655,000
Series 2001 State Loan Program VRD RB 3.70%, 10/01/34(c)	A-1+	—	4,680	4,680,000
Series 2003 A State Loan Program VRD RB 3.70%, 10/01/36(c)	A-1+	—	7,265	7,265,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(c)	A-1+	—	$23,600	$23,600,000
				62,927,000
Oregon–0.57%
Oregon (State of) Health & Science University (OHSU Medical Group Project); Series 2004 A, Special VRD RB (LOC- Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	7,400	7,400,000
Series 2004 B, Special VRD RB (LOC-Bank of New York & California State Teachers Retirement System) 3.77%, 07/01/33(b)(c)	A-1+	VMIG1	11,850	11,850,000
				19,250,000
Pennsylvania–3.76%
ABN AMRO Munitops Ctfs. Trust (Pennsylvania (State of) Public School Building Authority); Series 2003-24, Non-AMT VRD Ctfs. (Acquired 03/08/04; Cost $16,500,000) 3.92%, 06/01/11(c)(e)(f)	—	VMIG1	16,500	16,500,000
Berks (County of) Industrial Development Authority (CHF-Kutztown, LLC Project Servicing Kutztown University of Pennsylvania); Series 2007 A, Student Housing VRD RB (LOC- Citibank N.A.) 3.87%, 07/01/37(b)(c)	A-1+	—	8,000	8,000,000
Bethlehem (City of) Area School District (Northhampton & Lehigh (Counties of)); Series 2007, Unlimited Tax VRD GO (INS-Financial Security Assurance Inc.) 3.87%, 01/01/32(c)(h)	A-1+	—	18,000	18,000,000
Chartiers Valley (Community of) Industrial & Commercial Development Authority (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) 3.89%, 12/01/30(b)(c)	A-1+	—	8,950	8,950,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Chester (County of) Health & Education Facilities Authority (Jenners Pond Project); Series 2006, VRD RB (LOC-RBS Citizens N.A.) 3.88%, 07/01/34(b)(c)	—	VMIG1	$19,260	$19,260,000
Cumberland (County of) Municipal Authority (Dickinson College); Series 1996 B, VRD RB (LOC-RBS Citizens N.A.) 3.63%, 11/01/26(b)(c)	A-1+	—	4,100	4,100,000
Eagle Tax-Exempt Trust (Delaware Valley Regional Finance Authority); Series 2001-3801 A VRD COP (Acquired 06/04/01; Cost $8,900,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	8,900	8,900,000
Series 2004-0026 A VRD RB (Acquired 08/01/06; Cost $5,490,000) 3.93%, 08/01/28(c)(e)(f)	A-1+	—	5,490	5,490,000
Eagle Tax-Exempt Trust (Pennsylvania (State of) Public School Building Authority); Series 2006- 0161 A, VRD RB (Acquired 12/27/06; Cost $10,000,000) 3.93%, 06/01/33(c)(e)(f)	A-1+	—	10,000	10,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital Obligated Group Projects); Series 2000, Health Care VRD IDR (INS-Ambac Assurance Corp.) 3.89%, 12/01/24(c)(h)	A-1+	—	4,545	4,545,000
Luzerne (County of) Industrial Development Authority (Methodist Homes for the Aging of the Wyoming Conference); Series 2003, VRD IDR (LOC-Bank of New York) 3.90%, 02/01/29(b)(c)	A-1+	—	3,000	3,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Washington & Jefferson Development Corp.); Series 2005 A, VRD RB (LOC-UniCredito Italiano S.p.A.) 3.89%, 11/01/36(b)(c)(d)	—	VMIG1	3,000	3,000,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Pennsylvania School for the Deaf); Series 2002, VRD IDR (LOC-RBS Citizens N.A.) 3.89%, 11/01/32(b)(c)	—	VMIG1	$2,785	$2,785,000
Sayre (City of) Health Care Facilities Authority (VHA of Pennsylvania, Inc. Capital Asset Financing Program); Series 1985 C, Hospital VRD RB (INS- Ambac Assurance Corp.) 3.87%, 12/01/20(c)(h)	A-1+	—	4,400	4,400,000
Wachovia MERLOTs (Scranton & Lackawanna Health & Welfare Authority); Series 2002 A- 18, VRD RB (Acquired 02/15/07; Cost $3,830,000) 3.92%, 03/01/15(c)(e)(f)	—	VMIG1	3,815	3,815,000
Washington (County of) Hospital Authority (The Washington Hospital Project); Series 2007 A, VRD RB (LOC-Wachovia Bank N.A.) 3.80%, 07/01/37(b)(c)	—	VMIG1	7,000	7,000,000
				127,745,000
Rhode Island–0.08%
Rhode Island (State of) Health & Educational Building Corp. (Paul Cuffee School); Series 2002, Educational Institution VRD RB (LOC-RBS Citizens N.A.) 3.89%, 08/01/32(b)(c)	A-1+	—	2,790	2,790,000
South Carolina–1.18%
Eagle Tax-Exempt Trust (South Carolina (State of) Public Service Authority); Series 2004-0017 A, VRD RB (Acquired 08/01/06; Cost $5,000,000) 3.93%, 01/01/39(c)(e)(f)	A-1+	—	5,000	5,000,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (South Carolina (State of) Transportation Infrastructure Bank); Series 2002-728, Floating Rate Trust Ctfs. VRD RB (Acquired 11/13/02; Cost $7,185,000) 3.91%, 10/01/22(c)(e)(f)	—	VMIG1	7,185	7,185,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
South Carolina– (continued)
Piedmont Municipal Power Agency; Series 2004 B-3, Refunding VRD RB (INS- Ambac Assurance Corp.) 3.86%, 01/01/34(c)(h)	A-1+	VMIG1	$6,755	$6,755,000
Reset Option Ctfs. Trust II-R (South Carolina (State of) Public Service Authority); Series 2007-10090 A, VRD RB (Acquired 08/30/07; Cost $8,925,000) 3.92%, 01/01/22(c)(e)(f)	A-1+	—	8,925	8,925,000
South Carolina (State of) Educational Facilities Authority for Private Non- Profit Institutions of Higher Learning (Morris College Project); Series 1997, VRD RB (LOC- Bank of America, N.A.) (Acquired 07/30/02; Cost $1,800,000) 3.92%, 07/01/17(b)(c)(f)	A-1+	—	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Carolina Piedmont Foundation, Inc. Project); Series 2002, VRD RB (LOC-Bank of America, N.A.) 3.92%, 09/01/32(b)(c)(g)	—	—	3,800	3,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina Project); Series 1998, VRD RB (LOC-Bank of America, N.A.)(Acquired 07/23/02; Cost $2,400,000) 3.92%, 09/01/18(b)(c)(f)	A-1+	—	2,400	2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Presbyterian Home of South Carolina Project); Series 2003 A, VRD RB (LOC-Wachovia Bank, N.A.) 3.91%, 04/01/20(b)(c)	A-1+	—	4,360	4,360,000
				40,225,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–4.79%
Blount (County of) Public Building Authority (Local Government Public Improvement); Series 2002 A-7-B VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	$4,045	$4,045,000
Series 2002 A-7-D VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/17(c)(h)	—	VMIG1	1,500	1,500,000
Cookeville (City of) Regional Medical Center Authority; Series 2006, VRD RB (LOC-Regions Bank)(Acquired 06/28/07; Cost $22,090,000) 3.89%, 03/01/36(b)(c)(f)	—	VMIG1	22,090	22,090,000
Eagle Tax-Exempt Trust (Chattanooga (City of) Industrial Development Board); Series 2000-4202 A, VRD COP (Acquired 10/10/00; Cost $14,040,000) 3.93%, 10/01/27(c)(e)(f)	A-1+	—	14,040	14,040,000
Knox (County of) The Industrial Development Board (Cherokee Health Systems Project); Series 2006, VRD IDR (LOC- Regions Bank) 3.88%, 06/01/26(b)(c)	—	VMIG1	6,110	6,110,000
McMinn (County of) Industrial Development Board (Tennessee Wesleyan College Project); Series 2006, VRD RB (LOC-Regions Bank) 3.88%, 11/01/36(b)(c)	—	VMIG1	4,750	4,750,000
Memphis (City of); Series 2000, GO 5.00%, 04/01/08(i)(j)	NRR	NRR	1,400	1,422,596
5.25%, 04/01/08(i)(j)	NRR	NRR	1,500	1,526,039
Morristown (City of) Health, Educational and Housing Facilities Board (All Saints Episcopal School, Inc. Project); Series 2001, VRD RB (LOC-SunTrust Bank) 3.92%, 08/01/16(b)(c)	—	VMIG1	1,700	1,700,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Oak Ridge (City of) Industrial Development Board (Oak Ridge Associated Universities, Inc.); Series 2002, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 09/01/32(b)(c)(d)	—	VMIG1	$4,200	$4,200,000
Sevier (County of) Public Building Authority (Local Government Public Improvement); Series 1995 A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/15(c)(h)(k)	—	VMIG1	4,090	4,090,000
Series 1996 F-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	6,860	6,860,000
Series 1996 F-2 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/11(c)(h)	—	VMIG1	3,045	3,045,000
Series 1996 G-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/16(c)(h)	—	VMIG1	4,180	4,180,000
Series 1997 I A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/22(c)(h)	—	VMIG1	5,900	5,900,000
Series 1997 II F-5 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/27(c)(h)	—	VMIG1	2,095	2,095,000
Series 1999 II A-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/24(c)(h)	—	VMIG1	6,300	6,300,000
Series 1999 II C-1 VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/25(c)(h)	—	VMIG1	5,355	5,355,000
Series 2000 II D-2, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	2,500	2,500,000
Series 2001 II E-1, VRD RB (INS-Ambac Assurance Corp.) 3.88%, 06/01/30(c)(h)	—	VMIG1	6,795	6,795,000
Shelby (County of) Health, Educational & Housing Facilities Board (Memphis College of Art Project); Series 2003, VRD RB (LOC-Regions Bank) 3.87%, 08/01/23(b)(c)	—	VMIG1	3,585	3,585,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Southern College of Optometry Project); Series 2001, VRD RB (LOC-Allied Irish Banks PLC) 3.87%, 06/01/26(b)(c)(d)	—	VMIG1	$4,900	$4,900,000
Shelby (County of) Health, Educational & Housing Facilities Board (St. Georges Independent School Project); Series 2007, VRD RB (LOC-Regions Bank) 3.87%, 08/01/34(b)(c)	—	VMIG1	23,620	23,620,000
Tennessee (State of) Local Development Authority (State Loan Programs); Series 2007 A, BAN 5.00%, 06/30/08	SP-1+	MIG1	22,000	22,207,045
				162,815,680
Texas–11.97%
ABN AMRO Munitops Ctfs. Trust (Alamo Community College District); Series 2006-85, Non-AMT Limited Tax VRD GO (Acquired 12/21/06; Cost $9,565,000) 3.93%, 08/15/14(c)(e)(f)	—	VMIG1	9,565	9,565,000
ABN AMRO Munitops Ctfs. Trust (Duncanville (City of) Independent School District); Series 2006-22, Asset 14 Non-AMT Unlimited Tax VRD GO (Acquired 05/22/06; Cost $11,000,000) 3.93%, 02/15/14(c)(e)(f)(g)	—	—	11,000	11,000,000
ABN AMRO Munitops Ctfs. Trust (Eagle Mountain- Saginaw Independent School District); Series 2007-11, Single Non-AMT School Building Unlimited Tax VRD GO (Acquired 01/29/07; Cost $7,995,000) 3.93%, 08/15/13(c)(e)(f)	—	VMIG1	7,995	7,995,000
ABN AMRO Munitops Ctfs. Trust (Edinburg (City of) Consolidated Independent School District); Series 2005-47, Single Non- AMT Unlimited Tax VRD GO (Acquired 04/27/06; Cost $10,945,000) 3.93%, 02/15/13(c)(e)(f)(g)	—	—	10,945	10,945,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
ABN AMRO Munitops Ctfs. Trust (Harris (County of) Toll Road); Series 2006-64 A, Sr. Lien Non-AMT VRD RB (Acquired 10/16/06; Cost $9,750,000) 3.93%, 08/15/30(c)(e)(f)(g)	—	—	$9,750	$9,750,000
ABN AMRO Munitops Ctfs. Trust (Leander (City of) Independent School District); Series 2002-16, Multi-State Non-AMT Unlimited Tax VRD Ctfs. (Acquired 08/20/03; Cost $5,395,000) 3.93%, 08/15/10(c)(e)(f)	—	VMIG1	5,395	5,395,000
ABN AMRO Munitops II Ctfs. Trust (Houston (City of) Independent School District); Series 2007-32, Limited Tax VRD RB (CEP-Texas Permanent School Fund) (Acquired 08/02/07; Cost $9,785,000) 3.93%, 02/15/22(c)(e)(f)(g)	—	—	9,785	9,785,000
ABN AMRO Munitops II Ctfs. Trust (Marble Falls (City of) Independent School District); Series 2007-31, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) (Acquired 07/30/07; Cost $10,215,000) 3.93%, 08/15/14(c)(e)(f)(g)	—	—	10,215	10,215,000
Aldine (City of) Independent School District; Series 2003, School Building Unlimited Tax VRD GO (CEP-Texas Permanent School Fund) 3.75%, 06/15/28(c)	A-1+	VMIG1	7,000	7,000,000
Alief Independent School District Series 2003, Refunding Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	2,105	2,114,770
Arlington (City of); Series 2005 A, Commercial Paper Notes GO 3.75%, 11/02/07	A-1+	—	7,000	7,000,000
Crawford (City of) Education Facilities Corp. Parking (University Parking System Project); Series 2004 A, Refunding VRD RB (LOC-BNP Paribas) 3.93%, 05/01/35(b)(c)(d)	—	VMIG1	5,000	5,000,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Eagle Tax-Exempt Trust (Dallas (City of) Waterworks & Sewer System); Series 2006- 0109 A, VRD RB (Acquired 05/10/06; Cost $22,295,000) 3.93%, 10/01/35(c)(e)(f)	A-1+	—	$22,295	$22,295,000
Eagle Tax-Exempt Trust (Harris (County of) Toll Road); Series 2002-6012 A, VRD COP (Acquired 11/20/02; Cost $1,580,000) 3.93%, 08/15/30(c)(e)(f)	A-1+	—	1,580	1,580,000
Eagle Tax-Exempt Trust (Houston (City of) Airport System); Series 2000- 4307, VRD COP (Acquired 11/15/00; Cost $15,750,000) 3.93%, 07/01/28(c)(e)(f)	A-1+	—	15,750	15,750,000
Eagle Tax-Exempt Trust (Houston (City of) Water & Sewer); Series 1997-4305 A VRD COP (Acquired 04/27/99; Cost $14,005,000) 3.93%, 12/01/27(c)(e)(f)	A-1+	—	14,005	14,005,000
Series 2002-6019 A VRD COP (Acquired 11/13/02; Cost $8,910,000) 3.93%, 12/01/30(c)(e)(f)	A-1+	—	8,910	8,910,000
Grand Prairie (City of) Housing Finance Corp. (Lincoln Property Co.); Series 1993, Refunding Multi-Family Housing VRD RB (CEP-General Electric Corp.) 3.85%, 06/01/10(c)	A-1+	—	$2,700	$2,700,000
Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc. Project); Series 1989, Refunding VRD IDR (LOC-BNP Paribas) (Acquired 09/04/07; Cost $5,600,000) 3.96%, 11/01/19(b)(c)(d)(f)	A-1+	—	5,600	5,600,000
Harris (County of); Series 2005 E, Toll Road Sr. Lien Revenue Commercial Paper RN 3.65%, 10/15/07	A-1+	P-1	7,845	7,845,000
Harris (County of); Series 2007, TAN 4.00%, 02/29/08	SP-1+	MIG1	10,000	10,013,654

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Hockley (County of) Industrial Development Corp. (AMOCO Project); Series 1983 VRD PCR 3.70%, 03/01/14(c)(d)	A-1+	—	$15,000	$15,000,000
Series 1985 VRD PCR 3.70%, 11/01/19(c)(d)	A-1+	P-1	10,640	10,640,000
Houston (City of) Higher Education Finance Corp. (Houston Baptist University); Series 2000, Higher Education Refunding VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.96%, 07/01/20(b)(c)(g)	—	—	3,300	3,300,000
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of New York) 3.98%, 03/01/33(b)(c)	—	VMIG1	5,000	5,000,000
Houston (City of); Series 2003 E Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	3,650	3,650,000
Series 2004 F Commercial Paper Notes GO 3.74%, 10/11/07	A-1+	P-1	7,800	7,800,000
JPMorgan PUTTERs (Alamo Heights (City of) Independent School District); Series 2005-980, Unlimited Tax VRD GO (Acquired 08/28/06; Cost $6,400,000) 3.92%, 02/01/12(c)(e)(f)	—	VMIG1	6,400	6,400,000
JPMorgan PUTTERs (Bexar (County of)); Series 2004- 530, Limited Tax VRD GO (Acquired 10/28/04; Cost $4,580,000) 3.92%, 06/15/12(c)(e)(f)	—	VMIG1	4,580	4,580,000
JPMorgan PUTTERs (Brownsville (City Of)); Series 2005-1038, Unlimited Tax VRD GO (Acquired 07/21/06; Cost $6,660,000) 3.92%, 02/15/13(c)(e)(f)	A-1+	—	6,660	6,660,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
JPMorgan PUTTERs (Nueces River Authority); Series 2006-1412, VRD RB (Acquired 07/19/06; Cost $1,950,000) 3.92%, 07/15/13(c)(e)(f)	A-1+	—	$1,950	$1,950,000
JPMorgan PUTTERs (Texas Tech University System); Series 2006-1373, VRD RB (Acquired 07/21/06; Cost $5,175,000) 3.92%, 02/15/14(c)(e)(f)	A-1+	—	5,175	5,175,000
Katy (City of) Independent School District; Series 2007 D, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.00%, 02/15/08	AAA	Aaa	9,580	9,623,533
Merrill Lynch P-Floats (Brazosport (City of) Independent School District); Series 2003 PT-1690, Refunding Unlimited Tax VRD GO (Acquired 02/20/03; Cost $4,810,000) 3.95%, 08/15/10(c)(e)(f)	—	VMIG1	4,810	4,810,000
Merrill Lynch P-Floats (Lamar Consolidated Independent School District); Series 2005 PT-2860, Unlimited Tax VRD GO (Acquired 09/09/05; Cost $9,670,000) 3.95%, 02/15/25(c)(e)(f)	A-1+	—	9,670	9,670,000
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc. - Greenway Village); Series 2000 C, Retirement Facility VRD RB (LOC-LaSalle Bank N.A.) 3.89%, 02/15/30(b)(c)	A-1	—	7,230	7,230,000
Metropolitan Higher Education Authority (University of Dallas Project); Series 1999, Higher Education VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.92%, 05/01/19(b)(c)(g)	—	—	5,870	5,870,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent School District); Series 2006- 1668, Refunding Unlimited Tax VRD GO (Acquired 04/19/07; Cost $14,830,000) 3.91%, 02/01/27(c)(e)(f)	—	VMIG1	14,830	14,830,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Texas Transportation Commission State Highway Fund); Series 2006-2033 A, First Tier VRD RB (Acquired 08/22/07; Cost $17,566,500) 3.91%, 04/01/16(c)(e)(f)	A-1+	—	$17,567	$17,566,500
North Texas Tollway Authority (Dallas North Tollway System); Series 2003 A, Commercial Paper Notes (LOC-Bank of America, N.A.) 3.75%, 10/04/07(b)	A-1+	P-1	8,500	8,500,000
Northside Independent School District; Series 2006 A, VRD RB Unlimited Tax Refunding (CEP-Texas Permanent School Fund) 3.75%, 08/01/33(c)	—	VMIG1	5,000	5,000,000
Nueces (County of) Health Facilities Development Corp. (Driscoll Foundation Children's Hospital); Series 1985, Floating Rate RB (LOC-JPMorgan Chase Bank, N.A.) 3.86%, 07/01/15(b)(c)	—	VMIG1	1,200	1,200,000
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.92%, 01/01/18(b)(c)(k)	A-1+	—	11,202	11,202,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, Second Tier BAN 5.00%, 06/01/08	AA	Aa3	10,000	10,084,550
Tyler (City of) Independent School District; Series 2006 A, School Building Unlimited Tax VRD RB (CEP-Texas Permanent School Fund) 3.87%, 02/15/25(c)	A-1+	—	12,300	12,300,000
Wachovia MERLOTs (Harris (County of) Toll Road); Series 2003-B16, VRD RB (Acquired 02/19/03; Cost $16,000,000) 3.92%, 08/15/25(c)(e)(f)	—	VMIG1	16,000	16,000,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Texas–(continued)
Wachovia MERLOTs (University of Texas Board of Regents); Series 2003-B14, Refunding VRD RB (Acquired 01/29/03; Cost $7,970,000) 3.92%, 08/15/22(c)(e)(f)	—	VMIG1	$7,960	$7,960,000
Series 2007 C 82, VRD RB (Acquired 09/05/07; Cost $10,715,000) 3.80%, 07/01/21(c)(e)(f)	A-1+	—	10,715	10,715,000
				407,180,007
Utah–0.57%
Duchesne (County of) School District (Utah Municipal Building Authority); Series 2005, Lease VRD RB (LOC- U.S. Bank, N.A.) 3.89%, 06/01/21(b)(c)	A-1+	—	900	900,000
Intermountain Power Agency; Series 1985 E, Refunding Sub. VRD RB (INS-Ambac Assurance Corp.) 3.50%, 07/01/14(c)(h)	A-1	VMIG1	15,000	15,000,000
Sanpete (County of) School Facility (Wasatch Academy); Series 2003, Multi-Mode VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/28(b)(c)	A-1+	—	800	800,000
University of Utah Board of Regents; Series 1998, Hospital RB 5.25%, 08/01/08(i)(j)	NRR	NRR	2,570	2,626,321
				19,326,321
Vermont–0.19%
Vermont (State of) Industrial Development Authority (Central Vermont Public Service Corp.); Series 1984, Hydroelectric VRD IDR (LOC-RBS Citizens N.A.) 3.60%, 12/01/13(b)(c)	A-1+	—	2,900	2,900,000
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.86%, 01/01/08(b)(c)	—	VMIG1	3,705	3,705,000
				6,605,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Virginia–0.31%
Fairfax (County of) Economic Development Authority (Government Center Properties); Series 2003, Refunding Lease RB 5.00%, 05/15/08	AA+	Aa1	$4,495	$4,529,667
Spotsylvania (County of) Economic Development Authority (Civil War Preservation Trust Project); Series 2007, VRD RB (LOC- SunTrust Bank) 3.87%, 04/01/27(b)(c)	A-1+	—	6,000	6,000,000
				10,529,667
Washington–4.49%
ABN AMRO Munitops Ctfs. Trust (Eatonville School District #404); Series 2006-42, Non-AMT Unlimited Tax VRD GO (Acquired 06/22/06; Cost $8,745,000) 3.93%, 12/01/14(c)(e)(f)(g)	—	—	8,745	8,745,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of) Municipal Light & Power); Series 2002-12, Multi-State Non-AMT VRD Ctfs. (Acquired 05/25/04; Cost $9,755,000) 3.93%, 03/01/09(c)(e)(f)	—	VMIG1	9,755	9,755,000
ABN AMRO Munitops Ctfs. Trust (Seattle (City of)); Series 2003-7, Multi-State Non-AMT VRD GO Ctfs. (Acquired 05/13/03; Cost $10,685,000) 3.93%, 07/01/10(c)(e)(f)(g)	—	—	10,685	10,685,000
ABN AMRO Munitops Ctfs. Trust (Skagit (County of) Public Hospital District No. 1); Series 2004-37, Multi-State Non-AMT VRD Ctfs. (Acquired 04/08/05; Cost $8,235,000) 3.93%, 12/01/12(c)(e)(f)	—	VMIG1	8,235	8,235,000
Bremerton (City of) (Kitsap Regional Conference Center Parking Garage); Series 2003, VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/28(b)(c)(g)	—	—	5,490	5,490,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Eagle Tax-Exempt Trust (Washington (State of)); Series 1998-4701 A, VRD COP (Acquired 07/20/00; Cost $14,400,000) 3.93%, 05/01/18(c)(e)(f)	A-1+	—	$14,400	$14,400,000
Everett (City of); Series 2001, Limited Tax VRD GO (LOC-Bank of America, N.A.) 3.92%, 12/01/21(b)(c)(g)	—	—	2,600	2,600,000
JPMorgan PUTTERs (Washington (State of)); Series 2004-593 Unlimited Tax VRD GO (Acquired 11/18/04; Cost $3,585,000) 3.92%, 07/01/12(c)(e)(f)	—	VMIG1	3,585	3,585,000
Series 2006-1346 Unlimited Tax VRD GO (Acquired 05/24/06; Cost $4,390,000) 3.92%, 01/01/13(c)(e)(f)	A-1+	—	4,380	4,380,000
King (County of) Economic Enterprise Corp. (Puget Sound Blood Center Project); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 04/01/23(b)(c)	—	VMIG1	3,400	3,400,000
King (County of) Housing Authority (Summerfield Apartments Project); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 09/01/35(b)(c)	—	VMIG1	1,845	1,845,000
Lake Tapps Parkway Properties; Series 1999 A Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)(k)	—	VMIG1	6,902	6,902,000
Series 1999 B Special Revenue VRD RB (LOC-U.S. Bank, N.A.) 3.94%, 12/01/19(b)(c)	—	VMIG1	2,100	2,100,000
Morgan Stanley & Co. Inc. Trust Floater Ctfs. (Seattle (Port of)); Series 2002- 739D, VRD RB (Acquired 07/21/04; Cost $5,000,000) 3.91%, 09/01/20(c)(e)(f)	A-1	—	5,000	5,000,000
Reset Option Ctfs. Trust II-R (Seattle (Port of) Passenger Facility Charge); Series 2006-638, VRD RB (Acquired 09/27/06; Cost $10,640,000) 3.92%, 12/01/23(c)(d)(e)(f)	—	VMIG1	10,640	10,640,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Seattle (City of) Housing Authority (Bayview Manor Project); Series 1994 B, Low Income Housing Assistance VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 05/01/19(b)(c)	A-1+	—	$2,365	$2,365,000
Seattle (City of) Housing Authority (Pioneer Human Services Project); Series 1995, Refunding VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 12/01/15(b)(c)	A-1+	—	1,925	1,925,000
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.97%, 11/01/25(c)(k)	A-1+	VMIG1	5,713	5,713,000
Snohomish (County of) Housing Authority (Ebey Arms, Centerhouse, Valley Commons and Raintree Village Project); Series 2003, Refunding Housing VRD RB (LOC- Bank of America, N.A.) 3.92%, 12/01/34(b)(c)(g)	—	—	6,045	6,045,000
Washington (State of) Economic Development Finance Authority (Benaroya Research Institute at Virginia Mason Project); Series 2006 C, Economic Development VRD RB (LOC-Bank of America, N.A.) 3.89%, 12/01/24(b)(c)	A-1+	—	1,615	1,615,000
Washington (State of) Economic Development Finance Authority (Seadrunar Recycling LLC Project); Series 2000 E, Economic Development VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 08/01/25(b)(c)	A-1+	—	2,235	2,235,000
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC-Citibank N.A.) (Acquired 12/21/06; Cost $10,574,000) 3.96%, 11/15/26(b)(c)(f)(k)	A-1+	VIMG1	10,574	10,574,000

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts Project); Series 2003 A, VRD RB (LOC-Bank of America, N.A.) 3.90%, 12/01/33(b)(c)	—	VMIG1	$5,000	$5,000,000
Washington (State of) Housing Finance Commission (Judson Park Project); Series 2007, Refunding Non-Profit Housing VRD RB (LOC-KBC Bank N.V.) 3.89%, 02/01/37(b)(c)(d)(g)	—	—	10,400	10,400,000
Washington (State of) Housing Finance Commission (Nikkei Concerns Project); Series 1994, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.87%, 10/01/19(b)(c)	A-1+	—	3,715	3,715,000
Washington (State of) Housing Finance Commission (Riverview Retirement Community Project); Series 1997, Elderly Housing VRD RB (LOC-U.S. Bank, N.A.) 3.90%, 07/01/22(b)(c)	A-1+	—	$1,645	$1,645,000
Washington (State of) Housing Finance Commission (University Preparatory Academy Project); Series 2000, Non-Profit Housing VRD RB (LOC-Bank of America, N.A.) 3.92%, 07/01/30(b)(c)	—	VMIG1	1,550	1,550,000
Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, Non-Profit Housing VRD RB (LOC-U.S. Bank, N.A.) 3.89%, 08/01/24(b)(c)(k)	A-1+	—	2,200	2,200,000
				152,744,000
Wisconsin–1.91%
ABN AMRO Munitops Ctfs. Trust (Central Brown County Water Authority); Series 2005-25, Non-AMT VRD RB (Acquired 08/01/05; Cost $17,370,000) 3.93%, 12/01/13(c)(e)(f)(g)	—	—	17,370	17,370,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Kenosha (County of) Unified School District No. 1; Series 2005 A, Refunding Unlimited Tax GO (INS-MBIA Insurance Corp.) 5.00%, 04/01/08(h)	—	Aaa	$5,580	$5,618,020
Menomonee Falls (City of) School District; Series 2007 A, BAN 4.46%, 12/01/07	—	MIG1	2,750	2,753,580
Mequon-Thiensville (Cities of) School District; Series 2007, TAN 4.25%, 09/05/08	—	MIG1	11,500	11,575,375
Milwaukee (City of) Redevelopment Authority (Cathedral Place Parking Facility Project); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 05/01/25(b)(c)	—	VMIG1	2,635	2,635,000
Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO 4.25%, 07/10/08	—	MIG1	2,500	2,508,370
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation Project); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (Acquired 09/12/05; Cost $2,285,000) 3.89%, 07/01/14(b)(c)(f)	A-1+	—	$2,285	$2,285,000
Wisconsin (State of) Health & Educational Facilities Authority (Mequon Jewish Campus, Inc. Project); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.89%, 07/01/28(b)(c)	—	VMIG1	6,245	6,245,000
Wisconsin (State of); Series 2005 B, GO 4.00%, 05/01/08(i)	NRR	NRR	2,750	2,754,281
Wisconsin (State of); Series2007, Operating Notes 4.50%, 06/16/08	SP-1+	MIG1	11,300	11,358,618
				65,103,244

Tax-Free Cash Reserve Portfolio

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wyoming–0.21%
Gillette (City of), Campbell (County of); Series 1988, Refunding Customized Purchase VRD PCR (LOC-Barclays Bank N.A.) 3.86%, 01/01/18(b)(c)(d)(k)	A-1+	P-1	$7,100	$7,100,000
TOTAL INVESTMENTS(l)(m)–97.90% (Cost $3,329,097,028)				3,329,097,028
OTHER ASSETS LESS LIABILITIES–2.10%				71,307,243
NET ASSETS–100.00%				$3,400,404,271

Investment Abbreviations:

ACES	–	Automatically Convertible Extendable Security

AMT	–	Alternative Minimum Tax

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

COP	–	Certificates of Participation

Ctfs.	–	Certificates

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

MERLOT	–	Municipal Exempt Receipts Liquidity Option Tender

NRR	–	Not Re-Rated

PCR	–	Pollution Control Revenue Bonds

P-Floats	–	Putable Floating Option Tax-Exempt Receipt

PUTTERs	–	Putable Tax-Exempt Receipts

RAN	–	Revenue Anticipation Notes

RB	–	Revenue Bonds

RN	–	Revenue Notes

Sr.	–	Senior

Sub.	–	Subordinated

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(d)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)  Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $1,324,750,500, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h)  Principal and/or interest payments are secured by the bond insurance company listed.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.Entities

Entities	Percentage
Ambac Assurance Corp.	10.7%
MBIA Insurance Corp.	9.3
Financial Security Assurance Inc.	9.0
Financial Guaranty Insurance Co.	8.7
Bank of America, N.A.	5.2

(m)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Statement of Assets and Liabilities

September 30, 2007

(Unaudited)

Assets:
Investments, at value (cost $3,329,097,028)	$3,329,097,028
Cash	54,349,496
Receivables for:
Investments sold	4,186,833
Interest	23,662,056
Fund expenses absorbed	7,657
Investment for trustee deferred compensation and retirement plans	111,494
Other assets	98,483
Total assets	3,411,513,047
Liabilities:
Payables for:
Dividends	10,425,825
Trustee deferred compensation and retirement plans	354,084
Accrued distribution fees	146,720
Accrued trustees' and officer's fees and benefits	3,049
Accrued transfer agent fees	63,049
Accrued operating expenses	116,049
Total liabilities	11,108,776
Net assets applicable to shares outstanding	$3,400,404,271
Net assets consist of:
Shares of beneficial interest	$3,400,431,876
Undistributed net investment income	(3,000)
Undistributed net realized gain (loss)	(24,605)
$3,400,404,271
Net Assets:
Institutional Class	$2,435,496,091
Private Investment Class	$188,264,485
Personal Investment Class	$48,472,899
Cash Management Class	$338,295,906
Reserve Class	$11,950,876
Resource Class	$199,125,872
Corporate Class	$178,798,142

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Institutional Class	2,435,440,418
Private Investment Class	188,245,989
Personal Investment Class	48,468,950
Cash Management Class	338,300,580
Reserve Class	11,948,312
Resource Class	199,125,260
Corporate Class	178,818,874
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Statement of Operations

For the six months ended September 30, 2007

(Unaudited)

Investment income:
Interest	$80,137,380
Expenses:
Advisory fees	4,394,778
Administrative services fees	319,047
Custodian fees	89,552
Distribution fees:
Private Investment Class	454,544
Personal Investment Class	137,420
Cash Management Class	303,582
Reserve Class	60,558
Resource Class	373,918
Corporate Class	26,484
Transfer agent fees	194,336
Trustees' and officer's fees and benefits	70,677
Other	292,101
Total expenses	6,716,997
Less: Fees waived	(1,049,228)
Net expenses	5,667,769
Net investment income	74,469,611
Net realized gain (loss) from Investment securities	(15,800)
Net increase in net assets resulting from operations	$74,453,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Statement of Changes In Net Assets

For the six months ended September 30, 2007 and the year ended March 31, 2007

(Unaudited)

	September 30, 2007	March 31, 2007
Operations:
Net investment income	$74,469,611	$132,984,782
Net realized gain (loss)	(15,800)	32,903
Net increase in net assets resulting from operations	74,453,811	133,017,685
Distributions to shareholders from net investment income:
Institutional Class	(50,885,476)	(83,121,765)
Private Investment Class	(2,986,696)	(6,493,421)
Personal Investment Class	(547,977)	(988,410)
Cash Management Class	(10,482,700)	(23,466,226)
Reserve Class	(161,502)	(450,089)
Resource Class	(6,295,109)	(13,110,320)
Corporate Class	(3,113,151)	(5,354,551)
Decrease in net assets resulting from distributions	(74,472,611)	(132,984,782)
Share transactions — net:
Institutional Class	(434,716,574)	978,081,281
Private Investment Class	3,100,605	(35,832,005)
Personal Investment Class	14,802,208	12,767,640
Cash Management Class	(383,054,273)	37,687,595
Reserve Class	(781,955)	(6,320,201)
Resource Class	(181,920,522)	39,659,821
Corporate Class	18,603,216	152,199,233
Net increase (decrease) in net assets resulting from share transactions	(963,967,295)	1,178,243,364
Net increase (decrease) in net assets	(963,986,095)	1,178,276,267
Net assets:
Beginning of period	4,364,390,366	3,186,114,099
End of period (including undistributed net investment income of $(3,000) and $0, respectively)	$3,400,404,271	$4,364,390,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Financial Statements

September 30, 2007

(Unaudited)

NOTE 1—Significant Accounting Policies

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F.  Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

Tax-Free Cash Reserve Portfolio

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.  Risks Involved in Investing in the Fund — Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

For the six months ended September 30, 2007, AIM waived advisory fees of $641,938.

At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2007, INVESCO did not reimburse any expenses.

The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2007, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $227,272, $100,775, $242,866, $52,685, $299,134 and $26,484 respectively, after FMC waived Plan fees of $227,272, $36,645, $60,716, $7,873, $74,784 and $0, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

Tax-Free Cash Reserve Portfolio

current market price. Pursuant to these procedures, for the six months ended September 30, 2007, the Fund engaged in securities sales of $34,272,864, which resulted in net realized gains (losses) of $0, and securities purchases of $35,422,973.

NOTE 4—Trustees' and Officer's Fees and Benefits

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2007, the Fund paid legal fees of $11,767 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2007.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2007 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2013	$1,941

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio

NOTE 7—Share Information

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Changes in Shares Outstanding

	Six months ended September 30, 2007(a)		Year ended March 31, 2007
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,778,271,259	$15,778,271,259	28,605,247,846	$28,605,247,846
Private Investment Class	325,352,891	325,352,891	800,043,681	800,043,681
Personal Investment Class	86,505,184	86,505,184	90,121,993	90,121,993
Cash Management Class	3,730,308,551	3,730,308,551	6,677,587,019	6,677,587,019
Reserve Class	5,768,257	5,768,257	95,804,362	95,804,362
Resource Class	1,404,834,544	1,404,834,544	3,099,970,711	3,099,970,711
Corporate Class	821,645,794	821,645,794	627,214,023	627,214,023
Issued as reinvestment of dividends:
Institutional Class	32,047,358	32,047,358	51,555,761	51,555,761
Private Investment Class	2,563,699	2,563,699	5,521,451	5,521,451
Personal Investment Class	19,396	19,396	106,122	106,122
Cash Management Class	9,939,348	9,939,348	17,866,095	17,866,095
Reserve Class	157,317	157,317	444,003	444,003
Resource Class	6,286,554	6,286,554	12,020,615	12,020,615
Corporate Class	97,828	97,828	240,992	240,992
Reacquired:
Institutional Class	(16,245,035,191)	(16,245,035,191)	(27,678,722,326)	(27,678,722,326)
Private Investment Class	(324,815,985)	(324,815,985)	(841,397,137)	(841,397,137)
Personal Investment Class	(71,722,372)	(71,722,372)	(77,460,475)	(77,460,475)
Cash Management Class	(4,123,302,172)	(4,123,302,172)	(6,657,765,519)	(6,657,765,519)
Reserve Class	(6,707,529)	(6,707,529)	(102,568,566)	(102,568,566)
Resource Class	(1,593,041,620)	(1,593,041,620)	(3,072,331,505)	(3,072,331,505)
Corporate Class	(803,140,406)	(803,140,406)	(475,255,782)	(475,255,782)
	(963,967,295)	$(963,967,295)	1,178,243,364	$1,178,243,364

(a)  There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 64% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending September 30, 2007. The adoption of these provisions has no impact on these financial statements.

NOTE 9—Subsequent Event

On October 30, 2007, the Board of Trustees approved replacing FMC with A I M Distributors, Inc. ("ADI") as the exclusive distributor for the Trust and its portfolios, including the Fund. To effect this transition, the Board approved (i) the termination of the master distribution agreement with FMC and for the fund to enter into a master distribution agreement with ADI; and (ii) an amendment to the master distribution plan to replace FMC with ADI, all with similar terms, to be effective upon a date to be determined in the near future.

Tax-Free Cash Reserve Portfolio

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Resource Class
	Six months ended September 30,		Year ended March 31,
	2007		2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.01	0.01
Net gains (losses) on securities (realized)	(0.00)		(0.00)	0.00	(0.00)	(0.00)	(0.00)
Total from investment operations	0.02		0.03	0.02	0.01	0.01	0.01
Less distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.70%		3.24%	2.37%	1.08%	0.68%	1.06%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$199,126		$381,047	$341,384	$289,621	$299,205	$260,178
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.38	%(b)	0.38%	0.38%	0.38%	0.38%	0.38%
Without fee waivers and/or expense reimbursements	0.45	%(b)	0.45%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	3.37	%(b)	3.20%	2.33%	1.08%	0.67%	1.04%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $373,918,245.

Tax-Free Cash Reserve Portfolio

NOTE 11—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds; and

•  that certain AIM Funds inadequately employed fair value pricing.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007, through September 30, 2007.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)(1)	Expenses Paid During Period(2)	Ending Account Value (9/30/07)	Expenses Paid During Period(2)	Annualized Expense Ratio
Share Class

Resource	$1,000.00	$1,017.00	$1.92	$1,023.10	$1.92	0.38%

(1)        The actual ending account value is based on the actual total return of the Fund for the period April 1, 2007, through September 30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)        Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Tax-Free Investments Trust is required under the Investment Company Act of 1940 to approve annually the renewal of the Tax-Free Cash Reserve Portfolio (the Fund) investment advisory agreement with A I M Advisors, Inc. (AIM). During contract renewal meetings held on June 25-27, 2007, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved the continuance of the Fund’s investment advisory agreement for another year, effective July 1, 2007. In doing so, the Board determined that the Fund’s advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Fund’s advisory agreement is fair and reasonable.

The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees. The following discussion more fully describes the process employed by the Board to evaluate the performance of the AIM Funds (including the Fund) throughout the year and, more specifically, during the annual contract renewal meetings.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding all the AIM Funds prepared by an independent company, Lipper, Inc., under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. Moreover, the Investments Committee considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory agreement, if applicable (advisory agreements), for another year.

The independent Trustees, as mentioned above, are assisted in their annual evaluation of the advisory agreements by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner which is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, upon the direction of the Board, has prepared an independent written evaluation.

During the annual contract renewal process, the Board considered the factors discussed below under the heading “Factors and Conclusions and Summary of Independent Written Fee Evaluation” in evaluating the fairness and reasonableness of the Fund’s advisory agreement at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund’s advisory agreement was considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board comprehensively considered all of the information provided to them and did not identify any particular factor that was controlling. Furthermore, each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and AIM, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s advisory agreement. Unless otherwise stated, information set forth below is as of June 27, 2007 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

A.  Nature, Extent and Quality of Services Provided by AIM

The Board reviewed the advisory services provided to the Fund by AIM under the Fund’s advisory agreement, the performance of AIM in providing these services, and the credentials and experience of the officers and employees of AIM who provide these services. The Board’s review of the qualifications of AIM to provide these services included the Board’s consideration of AIM’s portfolio and product review process, various back office support functions provided by AIM, and AIM’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by AIM were appropriate and that AIM currently is providing satisfactory advisory services in accordance with the terms of the Fund’s advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s advisory agreement.

In determining whether to continue the Fund’s advisory agreement, the Board considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that AIM and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services AIM and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board’s approval of the continuance of the Fund’s advisory agreement.

B.  Fund Performance

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper peer group that are not managed by AIM, and against the performance of all funds in the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board also reviewed the methodology used by Lipper to identify the Fund’s peers. The Board noted that the Fund’s performance was comparable to the median performance of its peers for the one, three and five year periods. The Board noted that the Fund’s performance was comparable to the performance of the Index for the one, three and five year periods. The Board also considered the steps AIM has taken over the last several years to improve the quality and efficiency of the services that AIM provides to the AIM Funds. The Board concluded that AIM continues to be responsive to the Board’s focus on fund performance. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

C.  Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper peer group that are not managed by AIM, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund’s advisory fee rate was comparable to the median advisory fee rate of its peers. The Board also reviewed the methodology used by Lipper and noted that the contractual fee rates shown by Lipper include any applicable long-term contractual fee waivers. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2008 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least June 30, 2008. The Board reviewed the Fund’s effective advisory fee rate, after taking account of this expense limitation, and considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

After taking account of the Fund’s contractual advisory fee rate, as well as the comparative advisory fee information and the expense limitation discussed above, the Board concluded that the Fund’s advisory fees were fair and reasonable.

D.  Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in AIM’s provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoint. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

E.  Profitability and Financial Resources of AIM

The Board reviewed information from AIM concerning the costs of the advisory and other services that AIM and its affiliates provide to the Fund and the profitability of AIM and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of AIM and its affiliates. The Board also reviewed with AIM the methodology used to prepare the profitability information. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of AIM and its affiliates. The Board concluded that the Fund’s advisory fees were fair and reasonable, and that the level of profits realized by AIM and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Fund’s advisory agreement, and concluded that AIM has the financial resources necessary to fulfill these obligations.

F.  Independent Written Evaluation of the Fund’s Senior Officer

The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer’s written evaluation instead of a competitive bidding process. In determining whether to continue the Fund’s advisory agreement, the Board considered the Senior Officer’s written evaluation.

G.  Collateral Benefits to AIM and its Affiliates

The Board considered various other benefits received by AIM and its affiliates resulting from AIM’s relationship with the Fund, including the fees received by AIM and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of AIM and its affiliates in providing these services and the organizational structure employed by AIM and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that AIM and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

The Board considered the benefits realized by AIM as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and executions services from AIM to the funds and therefore may reduce AIM’s expenses. The Board also noted that research obtained through soft dollar arrangements may be used by AIM in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that AIM’s soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by AIM, these arrangements were consistent with regulatory requirements.

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

On October 30, 2007, A I M Distributors, Inc. became the principal underwriter for the Funds and assumed the rights, duties and obligations associated therewith from FMC. For additional information, please see Note 9 on page 38.

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ITEM 2.                        CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.                        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                        SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT   INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                  CONTROLS AND PROCEDURES.

 (a)                                                                               As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant’s disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Tax-Free Investments Trust

By:	/s/	Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:		December 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/	Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:		December 7, 2007

By:	/s/	Sidney M. Dilgren
Sidney M. Dilgren
Principal Financial Officer

Date:		December 7, 2007

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.